JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — 40.4%
Australia — 0.3%
Australia & New Zealand Banking Group Ltd. (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026 (a) (b) (c) (d)	200,000	228,808
FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022 (c)	21,000	21,499
5.13%, 5/15/2024 (c)	12,000	12,810
Newcrest Finance Pty. Ltd.
3.25%, 5/13/2030 (c)	10,000	10,900
4.20%, 5/13/2050 (c)	5,000	5,831

		279,848

Belgium — 0.1%
Anheuser-Busch Cos. LLC 4.90%, 2/1/2046	15,000	18,594
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 4/15/2038	15,000	17,449
4.60%, 4/15/2048	30,000	35,698
5.55%, 1/23/2049	10,000	13,571
4.50%, 6/1/2050	30,000	35,961

		121,273

Canada — 1.8%
1011778 BC ULC
4.25%, 5/15/2024 (c)	170,000	173,136
3.88%, 1/15/2028 (c)	17,000	17,320
Advanz Pharma Corp. Ltd. 8.00%, 9/6/2024	80,000	78,400
Alimentation Couche-Tard, Inc.
4.50%, 7/26/2047 (c)	8,000	9,632
3.80%, 1/25/2050 (c)	5,000	5,483
ATS Automation Tooling Systems, Inc. 6.50%, 6/15/2023 (c)	20,000	20,200
Bank of Nova Scotia (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.90%, 6/4/2025 (a) (b) (d)	15,000	15,525
Bell Canada, Inc. 4.30%, 7/29/2049	30,000	36,800
Bombardier, Inc.
6.00%, 10/15/2022 (c)	50,000	46,250
6.13%, 1/15/2023 (c)	40,000	34,200
7.50%, 12/1/2024 (c)	45,000	34,537
7.50%, 3/15/2025 (c)	38,000	28,548
Cenovus Energy, Inc. 5.38%, 7/15/2025	130,000	125,092
Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (b)	185,000	205,350
Enbridge, Inc.
4.50%, 6/10/2044	5,000	5,639
Series 16-A, (ICE LIBOR USD 3 Month + 3.89%), 6.00%, 1/15/2077 (b)	10,000	10,050
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (b)	35,000	35,525
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (b)	88,000	91,063
Gateway Casinos & Entertainment Ltd. 8.25%, 3/1/2024 (c)	65,000	54,925
MEG Energy Corp. 6.50%, 1/15/2025 (c)	45,000	44,141
NOVA Chemicals Corp.
5.00%, 5/1/2025 (c)	34,000	33,150
5.25%, 6/1/2027 (c)	26,000	24,473
Open Text Corp. 5.88%, 6/1/2026 (c)	57,000	59,280
Precision Drilling Corp.
5.25%, 11/15/2024	3,000	2,010
7.13%, 1/15/2026 (c)	23,000	14,793
Quebecor Media, Inc. 5.75%, 1/15/2023	130,000	139,425
Rogers Communications, Inc.
4.35%, 5/1/2049	25,000	30,441
3.70%, 11/15/2049	15,000	16,749
Stars Group Holdings BV 7.00%, 7/15/2026 (c)	24,000	25,500
TransCanada PipeLines Ltd.
4.75%, 5/15/2038	10,000	11,782
5.10%, 3/15/2049	10,000	12,754
Transcanada Trust
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (b)	13,000	13,845
(ICE LIBOR USD 3 Month + 4.15%), 5.50%, 9/15/2079 (b)	72,000	75,143
Videotron Ltd.
5.00%, 7/15/2022	38,000	39,663
5.13%, 4/15/2027 (c)	32,000	33,664

		1,604,488

Cayman Islands — 0.0%(e)
Global Aircraft Leasing Co. Ltd. 6.50% (cash), 9/15/2024 (c) (f)	31,087	17,331

Finland — 0.1%
Nokia OYJ
4.38%, 6/12/2027	12,000	12,742
6.63%, 5/15/2039	33,000	40,881

		53,623

France — 0.8%
Altice France SA
8.13%, 2/1/2027 (c)	200,000	217,942
Credit Agricole SA (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (b) (c) (d)	200,000	235,000
Societe Generale SA

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (b) (c) (d)	200,000	223,250
Total Capital International SA
2.99%, 6/29/2041	20,000	20,835
3.13%, 5/29/2050	25,000	25,821
3.39%, 6/29/2060	5,000	5,230

		728,078

Germany — 0.1%
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (g)	85,000	131,988

Ireland — 0.1%
Avolon Holdings Funding Ltd.
5.50%, 1/15/2023 (c)	15,000	15,141
5.13%, 10/1/2023 (c)	33,000	33,083
5.25%, 5/15/2024 (c)	21,000	21,093
Park Aerospace Holdings Ltd.
4.50%, 3/15/2023 (c)	16,000	15,873
5.50%, 2/15/2024 (c)	37,000	37,231

		122,421

Italy — 0.1%
Telecom Italia Capital SA
6.38%, 11/15/2033	20,000	23,707
6.00%, 9/30/2034	32,000	37,158

		60,865

Luxembourg — 0.3%
Intelsat Jackson Holdings SA
5.50%, 8/1/2023 (h)	100,000	62,750
8.00%, 2/15/2024 (c) (g) (h)	77,000	78,155
8.50%, 10/15/2024 (c) (h)	110,000	70,950
9.75%, 7/15/2025 (c) (h)	35,000	22,925

		234,780

Mexico — 0.2%
Cemex SAB de CV 5.70%, 1/11/2025 (c) (i)	200,000	203,716

Netherlands — 0.1%
Shell International Finance BV
4.00%, 5/10/2046	25,000	29,088
3.25%, 4/6/2050	40,000	41,944

		71,032

Norway — 0.0%(e)
Equinor ASA 2.38%, 5/22/2030	20,000	21,136

Peru — 0.0%(e)
Hudbay Minerals, Inc.
7.25%, 1/15/2023 (c)	15,000	15,282
7.63%, 1/15/2025 (c)	10,000	10,175

		25,457

Switzerland — 0.5%
Credit Suisse Group AG (USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (a) (b) (c) (d)	200,000	214,228
UBS Group AG (USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (a) (b) (d) (j)	200,000	222,250

		436,478

United Arab Emirates — 0.1%
DAE Funding LLC
4.50%, 8/1/2022 (c)	10,000	9,888
5.00%, 8/1/2024 (c)	45,000	45,342
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025 (c)	69,000	27,255

		82,485

United Kingdom — 0.8%
AstraZeneca plc 2.13%, 8/6/2050 (i)	65,000	58,914
BAT Capital Corp.
4.39%, 8/15/2037	17,000	18,354
4.76%, 9/6/2049	45,000	48,773
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (a) (b) (d)	37,000	38,572
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (a) (b) (d)	121,000	129,470
Natwest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (a) (b) (d)	200,000	203,500
Vodafone Group plc
5.00%, 5/30/2038	15,000	18,668
5.25%, 5/30/2048	40,000	51,568
4.25%, 9/17/2050	30,000	34,715
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (b)	57,000	67,640

		670,174

United States — 35.0%
Abbott Laboratories
4.75%, 11/30/2036	70,000	93,556
4.90%, 11/30/2046	25,000	35,171
AbbVie, Inc.
4.05%, 11/21/2039 (c)	30,000	34,263
4.45%, 5/14/2046	10,000	11,885
4.25%, 11/21/2049 (c)	40,000	47,246
Acadia Healthcare Co., Inc.
5.63%, 2/15/2023	20,000	20,125
6.50%, 3/1/2024	55,000	56,444
ACCO Brands Corp. 5.25%, 12/15/2024 (c)	12,000	12,285
Adient US LLC 7.00%, 5/15/2026 (c)	120,000	128,518
ADT Security Corp. (The)
4.13%, 6/15/2023	95,000	99,572
4.88%, 7/15/2032 (c)	45,000	45,450
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (c)	10,000	10,450
AECOM
5.88%, 10/15/2024	5,000	5,412
5.13%, 3/15/2027	53,000	57,246
AEP Texas, Inc. Series H, 3.45%, 1/15/2050	10,000	10,901
AEP Transmission Co. LLC Series M, 3.65%, 4/1/2050	10,000	11,793
AES Corp. (The)
5.50%, 4/15/2025	10,000	10,311
6.00%, 5/15/2026	35,000	36,816

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Aetna, Inc. 3.88%, 8/15/2047	25,000	27,867
Air Lease Corp.
3.38%, 7/1/2025	10,000	10,209
3.75%, 6/1/2026	10,000	10,173
Albertsons Cos., Inc.
5.75%, 3/15/2025	21,000	21,663
7.50%, 3/15/2026 (c)	80,000	87,763
5.88%, 2/15/2028 (c)	38,000	40,565
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (c)	200,000	210,750
Allegheny Technologies, Inc. 7.88%, 8/15/2023 (g)	10,000	10,226
Allied Universal Holdco LLC
6.63%, 7/15/2026 (c)	13,000	13,845
9.75%, 7/15/2027 (c)	13,000	14,125
Allison Transmission, Inc.
4.75%, 10/1/2027 (c)	65,000	66,869
5.88%, 6/1/2029 (c)	70,000	75,705
Allstate Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.94%), 5.75%, 8/15/2053 (b)	33,000	34,279
Ally Financial, Inc.
5.75%, 11/20/2025	110,000	123,484
8.00%, 11/1/2031	39,000	53,361
Alphabet, Inc.
2.05%, 8/15/2050	25,000	23,233
2.25%, 8/15/2060 (i)	15,000	14,137
Altria Group, Inc.
3.88%, 9/16/2046	40,000	40,968
5.95%, 2/14/2049	10,000	13,406
4.45%, 5/6/2050	10,000	11,104
Amazon.com, Inc.
4.95%, 12/5/2044	10,000	14,189
2.50%, 6/3/2050	10,000	10,150
2.70%, 6/3/2060	25,000	25,706
AMC Entertainment Holdings, Inc.
10.50%, 4/24/2026 (c)	26,000	18,720
12.00% (PIK), 6/15/2026 (c) (f)	73,000	18,931
AMC Networks, Inc. 4.75%, 12/15/2022	27,000	26,997
Ameren Corp. 3.50%, 1/15/2031	15,000	17,137
American Airlines Group, Inc. 5.00%, 6/1/2022 (c)	21,000	14,280
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025 (i)	87,000	86,104
6.25%, 3/15/2026	52,000	50,326
6.50%, 4/1/2027	53,000	51,277
American Express Co.
Series B, (ICE LIBOR USD 3 Month + 3.43%), 3.71%, 11/15/2020 (a) (b) (d)	18,000	16,965
Series C, (ICE LIBOR USD 3 Month + 3.29%), 3.54%, 12/15/2020 (a) (b) (d)	21,000	18,993
American International Group, Inc.
3.88%, 1/15/2035	23,000	26,435
Series A-9, (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 4/1/2048 (b)	29,000	31,613
American Tower Corp.
REIT, 3.70%, 10/15/2049	10,000	10,938
REIT, 3.10%, 6/15/2050	55,000	54,264
American Water Capital Corp. 3.45%, 5/1/2050	10,000	11,185
AmeriGas Partners LP
5.63%, 5/20/2024	25,000	26,447
5.75%, 5/20/2027	35,000	38,325
Amgen, Inc.
3.15%, 2/21/2040	20,000	21,221
3.38%, 2/21/2050	35,000	37,801
Amkor Technology, Inc. 6.63%, 9/15/2027 (c) (i)	62,000	66,518
AMN Healthcare, Inc. 5.13%, 10/1/2024 (c)	36,000	36,855
Amsted Industries, Inc. 5.63%, 7/1/2027 (c)	21,000	22,340
Antero Midstream Partners LP 5.38%, 9/15/2024	10,000	8,550
Antero Resources Corp.
5.13%, 12/1/2022	11,000	8,965
5.63%, 6/1/2023	14,000	10,150
Anthem, Inc. 3.13%, 5/15/2050	15,000	15,129
Apple, Inc.
4.50%, 2/23/2036	35,000	46,755
3.85%, 5/4/2043	25,000	31,123
4.65%, 2/23/2046	5,000	6,962
2.65%, 5/11/2050	30,000	31,141
2.40%, 8/20/2050	20,000	20,022
2.55%, 8/20/2060	5,000	4,975
Archrock Partners LP 6.88%, 4/1/2027 (c)	7,000	6,721
Arconic Corp. 6.00%, 5/15/2025 (c)	110,000	117,472
AT&T, Inc.
3.50%, 6/1/2041	35,000	36,809
4.50%, 3/9/2048	26,000	29,683
3.65%, 6/1/2051	15,000	15,139
3.30%, 2/1/2052	15,000	13,958
3.50%, 9/15/2053 (c)	12,000	11,691
3.65%, 9/15/2059 (c)	4,000	3,863
3.85%, 6/1/2060	25,000	25,373
3.50%, 2/1/2061 (i)	15,000	14,243
Avis Budget Car Rental LLC
6.38%, 4/1/2024 (c)	100,000	95,030
5.25%, 3/15/2025 (c)	50,000	45,502
5.75%, 7/15/2027 (c)	24,000	21,647
B&G Foods, Inc. 5.25%, 4/1/2025	146,000	150,015
Baker Hughes a GE Co. LLC 4.08%, 12/15/2047	15,000	14,967
Baltimore Gas and Electric Co. 2.90%, 6/15/2050	5,000	5,109
Bank of America Corp. Series JJ, (ICE LIBOR USD 3 Month + 3.29%), 5.13%, 6/20/2024 (a) (b) (d)	14,000	14,356

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (a) (b) (d)	146,000	156,402
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024 (a) (b) (d)	53,000	58,910
Series MM, (ICE LIBOR USD 3 Month + 2.66%), 4.30%, 1/28/2025 (a) (b) (d) (i)	33,000	32,010
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (a) (b) (d)	53,000	57,696
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (a) (b) (d)	120,000	135,612
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028 (a) (b) (d)	133,000	143,408
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	75,000	76,494
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051 (b)	25,000	30,890
Bank of New York Mellon Corp. (The)
Series E, (ICE LIBOR USD 3 Month + 3.42%), 3.65%, 12/20/2020 (a) (b) (d)	22,000	21,560
Series D, (ICE LIBOR USD 3 Month + 2.46%), 4.50%, 6/20/2023 (a) (b) (d)	69,000	67,792
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.36%), 4.70%, 9/20/2025 (a) (b) (d)	13,000	13,793
Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 9/20/2026 (a) (b) (d)	50,000	51,813
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (c)	26,000	28,600
Bausch Health Cos., Inc.
5.88%, 5/15/2023 (c)	4,000	3,980
7.00%, 3/15/2024 (c)	69,000	71,415
6.13%, 4/15/2025 (c)	95,000	97,256
5.50%, 11/1/2025 (c)	121,000	123,874
9.00%, 12/15/2025 (c)	68,000	73,970
5.75%, 8/15/2027 (c)	12,000	12,735
7.00%, 1/15/2028 (c)	20,000	21,150
7.25%, 5/30/2029 (c)	22,000	23,678
Baxter International, Inc. 3.50%, 8/15/2046	15,000	17,079
Berkshire Hathaway Energy Co. 4.25%, 10/15/2050 (c)	15,000	18,659
Berkshire Hathaway Finance Corp. 4.25%, 1/15/2049	10,000	13,013
Berry Global, Inc.
5.13%, 7/15/2023	5,000	5,075
4.88%, 7/15/2026 (c)	84,000	88,095
5.63%, 7/15/2027 (c)	20,000	20,975
Biogen, Inc. 3.15%, 5/1/2050	50,000	49,221
Boston Scientific Corp.
4.00%, 3/1/2029	20,000	23,253
2.65%, 6/1/2030	55,000	58,506
4.55%, 3/1/2039	10,000	12,502
Boyd Gaming Corp.
6.38%, 4/1/2026	4,000	4,165
6.00%, 8/15/2026	34,000	35,062
Boyne USA, Inc. 7.25%, 5/1/2025 (c)	41,000	42,845
BP Capital Markets America, Inc.
3.00%, 2/24/2050	30,000	28,531
2.77%, 11/10/2050	20,000	18,288
Brink’s Co. (The) 4.63%, 10/15/2027 (c)	75,000	74,884
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	30,000	37,692
4.25%, 10/26/2049	15,000	19,700
Broadcom, Inc.
4.15%, 11/15/2030	15,000	16,840
4.30%, 11/15/2032	15,000	17,101
Brookfield Property REIT, Inc. REIT, 5.75%, 5/15/2026 (c)	59,000	46,496
Buckeye Partners LP 3.95%, 12/1/2026	60,000	56,003
Burlington Northern Santa Fe LLC
5.15%, 9/1/2043	5,000	6,873
3.05%, 2/15/2051	60,000	65,178
Callon Petroleum Co.
6.25%, 4/15/2023	66,000	21,120
6.13%, 10/1/2024	8,000	2,280
6.38%, 7/1/2026	6,000	1,470
Calpine Corp. 5.25%, 6/1/2026 (c)	90,000	93,606
Cameron LNG LLC
2.90%, 7/15/2031 (c)	10,000	11,011
3.30%, 1/15/2035 (c)	5,000	5,636
Capital One Financial Corp. Series E, (ICE LIBOR USD 3 Month + 3.80%), 4.05%, 12/1/2020 (a) (b) (d)	30,000	26,518
Catalent Pharma Solutions, Inc.
4.88%, 1/15/2026 (c)	44,000	44,880
5.00%, 7/15/2027 (c)	29,000	30,160
CCM Merger, Inc. 6.00%, 3/15/2022 (c)	26,000	25,630
CCO Holdings LLC
5.38%, 5/1/2025 (c)	60,000	61,725
5.75%, 2/15/2026 (c)	85,000	88,400
5.50%, 5/1/2026 (c)	130,000	135,525
5.13%, 5/1/2027 (c)	158,000	166,251
5.88%, 5/1/2027 (c)	35,000	36,746
5.00%, 2/1/2028 (c)	23,000	24,179
4.75%, 3/1/2030 (c)	64,000	67,760
CDK Global, Inc. 5.25%, 5/15/2029 (c)	99,000	105,435
CDW LLC 4.25%, 4/1/2028	40,000	41,400
Cedar Fair LP
5.38%, 4/15/2027	3,000	2,985
5.25%, 7/15/2029	6,000	5,696
Centene Corp.
4.75%, 5/15/2022	40,000	40,500

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
4.75%, 1/15/2025	30,000	30,834
5.25%, 4/1/2025 (c)	75,000	77,944
3.38%, 2/15/2030	135,000	140,062
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	10,000	12,361
CenterPoint Energy, Inc. Series A, (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023 (a) (b) (d)	36,000	36,591
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	30,000	31,050
Series W, 6.75%, 12/1/2023	28,000	30,695
Series Y, 7.50%, 4/1/2024 (i)	2,000	2,239
5.63%, 4/1/2025	57,000	61,007
Series G, 6.88%, 1/15/2028	5,000	5,614
Charles Schwab Corp. (The)
Series E, (ICE LIBOR USD 3 Month + 3.32%), 4.62%, 3/1/2022 (a) (b) (d)	19,000	18,905
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.38%, 6/1/2025 (a) (b) (d) (i)	40,000	43,342
Series F, (ICE LIBOR USD 3 Month + 2.58%), 5.00%, 12/1/2027 (a) (b) (d)	99,000	101,520
Chemours Co. (The)
7.00%, 5/15/2025 (i)	82,000	82,410
5.38%, 5/15/2027	55,000	54,725
Cheniere Energy Partners LP
5.25%, 10/1/2025	18,000	18,414
5.63%, 10/1/2026	14,000	14,560
Chesapeake Energy Corp. 11.50%, 1/1/2025 (c) (h)	45,000	6,075
Chevron Corp. 2.98%, 5/11/2040	10,000	10,776
Chevron USA, Inc. 2.34%, 8/12/2050	5,000	4,664
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (c)	45,000	46,322
8.00%, 10/15/2025 (c)	15,000	15,844
Cinemark USA, Inc. 4.88%, 6/1/2023	25,000	21,375
CIT Group, Inc.
4.75%, 2/16/2024	22,000	22,646
5.25%, 3/7/2025	45,000	47,610
6.13%, 3/9/2028	21,000	23,940
Citigroup, Inc.
Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.13%, 11/15/2020 (a) (b) (d)	60,000	59,134
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (a) (b) (d)	133,000	136,458
(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023 (a) (b) (d)	30,000	30,719
Series D, (ICE LIBOR USD 3 Month + 3.47%), 5.35%, 5/15/2023 (a) (b) (d)	24,000	24,000
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (a) (b) (d)	124,000	129,890
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (a) (b) (d)	141,000	140,295
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (a) (b) (d)	124,000	119,815
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (a) (b) (d)	86,000	90,085
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (a) (b) (d)	68,000	75,528
(SOFR + 2.11%), 2.57%, 6/3/2031 (b)	25,000	26,277
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (b)	10,000	11,745
(SOFR + 4.55%), 5.32%, 3/26/2041 (b)	35,000	47,787
(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 4/24/2048 (b)	11,000	13,778
Citizens Financial Group, Inc.
Series B, (ICE LIBOR USD 3 Month + 3.00%), 6.00%, 7/6/2023 (a) (b) (d)	19,000	18,247
Series C, (ICE LIBOR USD 3 Month + 3.16%), 6.37%, 4/6/2024 (a) (b) (d)	29,000	28,819
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	170,000	164,798
5.13%, 8/15/2027 (c)	35,000	33,609
Clearway Energy Operating LLC 5.75%, 10/15/2025	20,000	21,050
Cleveland Electric Illuminating Co. (The) 4.55%, 11/15/2030 (c)	15,000	17,901
Clorox Co. (The) 1.80%, 5/15/2030	15,000	15,431
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (b)	20,000	21,183
Coca-Cola Co. (The) 2.60%, 6/1/2050	65,000	66,401
Colfax Corp.
6.00%, 2/15/2024 (c)	33,000	34,293
6.38%, 2/15/2026 (c)	5,000	5,300
Comcast Corp.
3.20%, 7/15/2036 (i)	20,000	22,197
3.75%, 4/1/2040	20,000	23,331
3.45%, 2/1/2050	40,000	45,421
4.05%, 11/1/2052	55,000	67,381
2.65%, 8/15/2062	15,000	14,252
Commercial Metals Co.
4.88%, 5/15/2023	19,000	19,760
5.38%, 7/15/2027	61,000	64,337
CommScope Technologies LLC 6.00%, 6/15/2025 (c)	104,000	105,409

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
5.00%, 3/15/2027 (c)	15,000	14,400
CommScope, Inc.
5.50%, 3/1/2024 (c)	31,000	31,855
6.00%, 3/1/2026 (c)	35,000	36,484
8.25%, 3/1/2027 (c) (i)	75,000	78,000
Community Health Systems, Inc.
6.25%, 3/31/2023	92,000	89,930
8.63%, 1/15/2024 (c)	37,000	36,815
8.00%, 3/15/2026 (c)	11,000	10,801
Constellation Brands, Inc.
4.50%, 5/9/2047	10,000	12,093
5.25%, 11/15/2048	15,000	20,144
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (c)	32,000	26,560
Corning, Inc. 5.35%, 11/15/2048	5,000	6,765
Covanta Holding Corp. 5.88%, 7/1/2025	19,000	19,641
Cox Communications, Inc.
4.80%, 2/1/2035 (c)	5,000	6,283
2.95%, 10/1/2050 (c)	15,000	14,398
Crestwood Midstream Partners LP
6.25%, 4/1/2023 (g)	10,000	9,776
5.75%, 4/1/2025	29,000	26,390
5.63%, 5/1/2027 (c)	10,000	8,933
Crown Americas LLC
4.50%, 1/15/2023	27,000	28,012
4.75%, 2/1/2026	26,000	26,975
Crown Castle International Corp.
REIT, 4.15%, 7/1/2050	28,000	31,932
REIT, 3.25%, 1/15/2051	15,000	14,882
CSC Holdings LLC
6.75%, 11/15/2021	27,000	28,280
5.88%, 9/15/2022	15,000	15,863
5.25%, 6/1/2024	157,000	168,382
CSX Corp.
4.75%, 11/15/2048	29,000	38,416
3.35%, 9/15/2049	15,000	16,550
Cummins, Inc. 2.60%, 9/1/2050	20,000	19,568
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (c)	18,000	16,675
Curo Group Holdings Corp. 8.25%, 9/1/2025 (c)	71,000	59,462
CVR Partners LP 9.25%, 6/15/2023 (c)	164,000	151,256
CVS Health Corp.
4.78%, 3/25/2038	15,000	18,153
4.13%, 4/1/2040	10,000	11,370
2.70%, 8/21/2040	20,000	19,130
5.30%, 12/5/2043	20,000	25,531
5.05%, 3/25/2048	10,000	12,717
Dana, Inc. 5.38%, 11/15/2027	115,000	117,875
Darling Ingredients, Inc. 5.25%, 4/15/2027 (c)	12,000	12,600
DCP Midstream Operating LP
4.95%, 4/1/2022	5,000	5,025
3.88%, 3/15/2023	38,000	37,590
5.38%, 7/15/2025	14,000	14,435
6.75%, 9/15/2037 (c)	20,000	19,200
Deere & Co. 3.75%, 4/15/2050	25,000	31,003
Delek Logistics Partners LP 6.75%, 5/15/2025	48,000	43,560
Dell International LLC
7.13%, 6/15/2024 (c)	65,000	67,619
6.02%, 6/15/2026 (c)	10,000	11,745
4.90%, 10/1/2026 (c)	5,000	5,651
DH Europe Finance II SARL 3.25%, 11/15/2039	20,000	22,161
Diamond Sports Group LLC 5.38%, 8/15/2026 (c)	53,000	37,497
Discovery Communications LLC
5.30%, 5/15/2049	20,000	24,502
4.65%, 5/15/2050	20,000	22,805
DISH DBS Corp.
6.75%, 6/1/2021	105,000	107,625
5.88%, 7/15/2022	24,000	24,960
5.00%, 3/15/2023	223,000	227,460
5.88%, 11/15/2024	25,000	25,745
7.75%, 7/1/2026	125,000	137,420
Dole Food Co., Inc. 7.25%, 6/15/2025 (c)	50,000	49,750
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.65%, 12/15/2024 (a) (b) (d)	24,000	24,321
(ICE LIBOR USD 3 Month + 3.06%), 5.75%, 10/1/2054 (b)	10,000	10,598
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/2023 (c)	87,000	80,040
Duke Energy Corp.
3.75%, 9/1/2046	15,000	17,071
3.95%, 8/15/2047	10,000	11,776
Duke Energy Progress LLC 4.10%, 3/15/2043	20,000	24,376
Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026 (c)	27,000	28,999
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (c)	2,000	2,135
E*TRADE Financial Corp.
Series B, (ICE LIBOR USD 3 Month + 3.16%), 5.30%, 3/15/2023 (a) (b) (d)	14,000	13,748
Series A, (ICE LIBOR USD 3 Month + 4.44%), 5.87%, 9/15/2026 (a) (b) (d)	18,000	19,530
Ecolab, Inc. 2.13%, 8/15/2050	15,000	13,731
Eli Lilly and Co. 2.25%, 5/15/2050	66,000	62,203
Embarq Corp. 8.00%, 6/1/2036	124,000	146,823
EMC Corp. 3.38%, 6/1/2023	26,000	26,752
Encompass Health Corp. 5.75%, 11/1/2024	31,000	31,046
Energy Transfer Operating LP Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028 (a) (b) (d)	65,000	44,180

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030 (a) (b) (d)	30,000	23,700
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (a) (b) (d)	31,000	12,400
4.40%, 4/1/2024	19,000	17,114
4.15%, 6/1/2025	23,000	19,804
4.85%, 7/15/2026	58,000	50,176
5.60%, 4/1/2044	5,000	3,212
Entegris, Inc. 4.63%, 2/10/2026 (c)	49,000	50,102
Entercom Media Corp.
7.25%, 11/1/2024 (c)	35,000	29,225
6.50%, 5/1/2027 (c)	41,000	35,670
Entergy Texas, Inc. 3.55%, 9/30/2049	15,000	16,830
Enterprise Development Authority (The) 12.00%, 7/15/2024 (c)	82,000	91,430
Enterprise Products Operating LLC
4.80%, 2/1/2049	10,000	11,509
4.20%, 1/31/2050	15,000	15,926
3.70%, 1/31/2051	5,000	4,924
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (b)	25,000	23,832
Envision Healthcare Corp. 8.75%, 10/15/2026 (c)	20,000	9,200
EOG Resources, Inc. 5.10%, 1/15/2036	10,000	11,530
EP Energy LLC
9.38%, 5/1/2024 (c) (h)	22,000	2
8.00%, 11/29/2024 (c) (h)	26,000	33
8.00%, 2/15/2025 (c) (h)	23,000	2
7.75%, 5/15/2026 (c) (h)	35,000	7,656
EQT Corp. 7.88%, 2/1/2025 (g)	105,000	116,387
ESH Hospitality, Inc.
REIT, 5.25%, 5/1/2025 (c)	30,000	30,300
REIT, 4.63%, 10/1/2027 (c)	30,000	29,438
Essex Portfolio LP REIT, 2.65%, 9/1/2050	10,000	9,360
Evergy, Inc. 2.90%, 9/15/2029	20,000	21,453
Exela Intermediate LLC 10.00%, 7/15/2023 (c)	94,000	28,670
Exxon Mobil Corp.
4.23%, 3/19/2040	10,000	12,231
4.33%, 3/19/2050	5,000	6,214
3.45%, 4/15/2051 (i)	35,000	38,356
FirstEnergy Corp. Series C, 7.38%, 11/15/2031	5,000	7,006
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (c)	15,000	17,596
Florida Power & Light Co. 4.05%, 6/1/2042	15,000	18,614
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	200,000	197,718
4.54%, 8/1/2026	200,000	199,226
Fox Corp. 5.58%, 1/25/2049	5,000	6,909
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	75,000	83,269
Frontier Communications Corp.
7.63%, 4/15/2024 (h)	11,000	4,359
6.88%, 1/15/2025 (h)	24,000	9,095
11.00%, 9/15/2025 (h)	31,000	13,020
8.50%, 4/1/2026 (c) (g) (h)	63,000	63,567
General Electric Co. Series D, (ICE LIBOR USD 3 Month + 3.33%), 5.00%, 1/21/2021 (a) (b) (d)	176,000	140,230
Genesis Energy LP
6.00%, 5/15/2023	15,000	13,612
6.50%, 10/1/2025	5,000	4,288
6.25%, 5/15/2026	15,000	12,491
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024 (c)	27,000	28,468
Gilead Sciences, Inc.
2.60%, 10/1/2040	20,000	19,955
4.15%, 3/1/2047	15,000	18,300
2.80%, 10/1/2050	35,000	34,524
Global Partners LP
7.00%, 6/15/2023	45,000	45,900
7.00%, 8/1/2027	27,000	27,517
Global Payments, Inc. 2.90%, 5/15/2030	10,000	10,693
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (c)	50,000	52,028
Goldman Sachs Capital II Series _, (ICE LIBOR USD 3 Month + 0.77%), 4.00%, 11/5/2020 (a) (b) (d)	22,000	20,438
Goldman Sachs Group, Inc. (The)
Series M, (ICE LIBOR USD 3 Month + 3.92%), 4.17%, 11/5/2020 (a) (b) (d)	124,000	121,867
Series S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 4.40%, 2/10/2025 (a) (b) (d)	11,000	10,463
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (a) (b) (d)	20,000	20,006
3.80%, 3/15/2030	25,000	28,958
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)	15,000	17,472
4.80%, 7/8/2044	25,000	32,657
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	28,000	27,930
5.00%, 5/31/2026	47,000	45,666
4.88%, 3/15/2027 (i)	10,000	9,450
Gray Television, Inc.
5.13%, 10/15/2024 (c)	20,000	20,400
5.88%, 7/15/2026 (c)	20,000	20,750
7.00%, 5/15/2027 (c)	45,000	48,786
Greif, Inc.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
6.50%, 3/1/2027 (c)	36,000	37,295
Guardian Life Insurance Co. of America (The)
4.88%, 6/19/2064 (c)	5,000	6,677
3.70%, 1/22/2070 (c)	5,000	5,195
H&E Equipment Services, Inc. 5.63%, 9/1/2025	25,000	26,062
Hanesbrands, Inc. 4.88%, 5/15/2026 (c)	60,000	64,050
Harsco Corp. 5.75%, 7/31/2027(c)	9,000	9,124
HAT Holdings I LLC REIT, 5.25%, 7/15/2024 (c)	13,000	13,547
HCA, Inc.
5.88%, 5/1/2023	95,000	103,412
5.38%, 2/1/2025	146,000	159,870
5.88%, 2/15/2026	190,000	212,800
5.63%, 9/1/2028	274,000	313,442
Healthpeak Properties, Inc.
REIT, 3.00%, 1/15/2030	10,000	10,792
REIT, 2.88%, 1/15/2031	10,000	10,586
Herc Holdings, Inc. 5.50%, 7/15/2027 (c)	28,000	28,970
Hertz Corp. (The)
7.63%, 6/1/2022 (c) (h)	8,000	7,360
5.50%, 10/15/2024 (c) (h)	70,000	31,500
7.13%, 8/1/2026 (c) (h)	75,000	33,750
Hilcorp Energy I LP
5.00%, 12/1/2024 (c)	90,000	81,675
5.75%, 10/1/2025 (c)	4,000	3,620
6.25%, 11/1/2028 (c)	39,000	35,490
Hill-Rom Holdings, Inc. 5.00%, 2/15/2025 (c)	15,000	15,487
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026	12,000	12,315
4.88%, 1/15/2030	24,000	24,720
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	28,000	28,980
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	14,000	14,070
4.88%, 4/1/2027	32,000	32,510
Hologic, Inc.
4.38%, 10/15/2025 (c)	34,000	34,765
4.63%, 2/1/2028 (c)	25,000	26,259
Home Depot, Inc. (The)
4.25%, 4/1/2046	15,000	19,078
3.35%, 4/15/2050	20,000	23,048
Honeywell International, Inc. 2.80%, 6/1/2050	10,000	10,641
Howmet Aerospace, Inc.
5.13%, 10/1/2024 (i)	107,000	112,751
5.90%, 2/1/2027	8,000	8,634
5.95%, 2/1/2037 (i)	34,000	36,502
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	20,000	21,644
Huntington Bancshares, Inc. Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 4/15/2023 (a) (b) (d)	5,000	4,677
Icahn Enterprises LP
6.25%, 2/1/2022	43,000	43,455
4.75%, 9/15/2024	70,000	70,875
6.38%, 12/15/2025	22,000	22,615
iHeartCommunications, Inc.
6.38%, 5/1/2026	56,945	59,324
8.38%, 5/1/2027	97,589	96,125
5.25%, 8/15/2027 (c)	18,000	17,550
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 2.98%, 12/21/2065 (b) (c)	100,000	51,000
Intel Corp.
4.10%, 5/19/2046 (i)	35,000	43,592
3.10%, 2/15/2060	5,000	5,417
International Game Technology plc 6.50%, 2/15/2025 (c)	200,000	213,340
IQVIA, Inc. 5.00%, 5/15/2027 (c)	200,000	209,714
IRB Holding Corp. 6.75%, 2/15/2026 (c)	56,000	56,000
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027 (c)	84,000	85,660
REIT, 5.25%, 3/15/2028 (c)	48,000	49,980
ITC Holdings Corp. 2.95%, 5/14/2030 (c)	10,000	10,746
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (c)	31,000	32,872
JBS USA LUX SA
5.88%, 7/15/2024 (c)	5,000	5,098
5.75%, 6/15/2025 (c)	96,000	98,741
6.50%, 4/15/2029 (c)	63,000	69,928
5.50%, 1/15/2030 (c)	42,000	45,780
Johnson & Johnson 2.25%, 9/1/2050	15,000	14,800
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (c)	80,000	74,600
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	11,000	10,945
Keurig Dr Pepper, Inc.
4.42%, 12/15/2046	20,000	24,583
3.80%, 5/1/2050	25,000	28,696
KeyCorp Series D, (ICE LIBOR USD 3 Month + 3.61%), 5.00%, 9/15/2026 (a) (b) (d)	1,000	1,009
Kinder Morgan Energy Partners LP 4.70%, 11/1/2042	10,000	10,801
Kinder Morgan, Inc. 3.25%, 8/1/2050	15,000	13,546
Kraft Heinz Foods Co. 4.63%, 1/30/2029	175,000	194,725
Kroger Co. (The) 3.88%, 10/15/2046	13,000	14,704
L3Harris Technologies, Inc. 2.90%, 12/15/2029	10,000	10,913
LABL Escrow Issuer LLC 6.75%, 7/15/2026 (c)	100,000	105,500
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 10/1/2025 (c)	48,000	44,460
Lamar Media Corp. 5.75%, 2/1/2026	20,000	20,650
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (c) (i)	89,000	92,782
Leidos, Inc. 4.38%, 5/15/2030 (c)	10,000	11,703
Lennar Corp. 4.50%, 4/30/2024	15,000	16,087

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
5.88%, 11/15/2024	45,000	50,288
4.75%, 5/30/2025	5,000	5,457
5.25%, 6/1/2026	14,000	15,645
5.00%, 6/15/2027	20,000	22,400
Level 3 Financing, Inc.
5.38%, 1/15/2024	10,000	10,092
5.38%, 5/1/2025	91,000	93,742
5.25%, 3/15/2026	54,000	55,941
Liberty Interactive LLC 8.25%, 2/1/2030	35,000	37,845
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (c)	33,000	31,845
Lockheed Martin Corp. 2.80%, 6/15/2050	35,000	36,356
Lowe’s Cos., Inc.
5.00%, 4/15/2040	15,000	19,650
3.70%, 4/15/2046	10,000	11,443
4.55%, 4/5/2049	35,000	45,017
LPL Holdings, Inc. 5.75%, 9/15/2025 (c)	50,000	51,809
Macy’s, Inc. 8.38%, 6/15/2025 (c)	90,000	93,054
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	50,000	51,336
Martin Midstream Partners LP 10.00%, 2/29/2024 (c)	9,496	9,852
Mastercard, Inc. 3.85%, 3/26/2050	15,000	18,871
Matador Resources Co. 5.88%, 9/15/2026	55,000	45,977
Mattel, Inc.
3.15%, 3/15/2023	37,000	35,890
6.75%, 12/31/2025 (c)	150,000	158,250
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (c)	142,000	142,503
McDonald’s Corp.
3.70%, 2/15/2042	10,000	11,189
3.63%, 9/1/2049	10,000	11,170
Mellon Capital IV Series 1, (ICE LIBOR USD 3 Month + 0.57%), 4.00%, 11/5/2020 (a) (b) (d)	8,000	7,796
Merck & Co., Inc.
2.35%, 6/24/2040	5,000	5,074
4.00%, 3/7/2049	15,000	18,892
2.45%, 6/24/2050	25,000	24,867
MetLife, Inc.
Series C, (ICE LIBOR USD 3 Month + 3.58%), 3.83%, 11/5/2020 (a) (b) (d)	112,000	109,760
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 3.85%, 9/15/2025 (a) (b) (d)	70,000	69,737
Series D, (ICE LIBOR USD 3 Month + 2.96%), 5.87%, 3/15/2028 (a) (b) (d)	82,000	89,175
6.40%, 12/15/2036	68,000	84,513
MGM Growth Properties Operating Partnership LP REIT, 5.75%, 2/1/2027	23,000	24,782
MGM Resorts International 4.63%, 9/1/2026 (i)	200,000	199,000
Microsoft Corp.
3.45%, 8/8/2036	50,000	60,462
4.10%, 2/6/2037	16,000	20,759
2.53%, 6/1/2050	9,000	9,389
2.68%, 6/1/2060	15,000	15,706
MidAmerican Energy Co. 4.25%, 5/1/2046	15,000	18,812
Midcontinent Communications 5.38%, 8/15/2027 (c)	17,000	17,467
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	15,000	17,668
Moody’s Corp. 2.55%, 8/18/2060	20,000	18,439
Morgan Stanley
Series H, (ICE LIBOR USD 3 Month + 3.61%), 3.89%, 1/15/2021 (a) (b) (d)	219,000	206,681
Series J, (ICE LIBOR USD 3 Month + 3.81%), 4.08%, 1/15/2021 (a) (b) (d)	173,000	169,180
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (b)	30,000	33,724
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (b)	20,000	23,923
(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	25,000	26,690
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (b)	25,000	31,188
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (c)	105,000	107,887
MPLX LP
2.65%, 8/15/2030	15,000	14,698
4.50%, 4/15/2038	5,000	5,111
MSCI, Inc. 5.38%, 5/15/2027 (c)	69,000	73,657
MTS Systems Corp. 5.75%, 8/15/2027 (c)	24,000	23,633
National Rural Utilities Cooperative Finance Corp. (ICE LIBOR USD 3 Month + 3.63%), 5.25%, 4/20/2046 (b)	20,000	21,615
Nationstar Mortgage Holdings, Inc. 9.13%, 7/15/2026 (c)	60,000	64,350
NCR Corp.
5.75%, 9/1/2027 (c)	25,000	26,137
6.13%, 9/1/2029 (c)	25,000	26,416
Neiman Marcus Group Ltd. LLC 14.00% (Blend (cash 8.00% + PIK 6.00%)), 4/25/2024 (c) (f) (h)	28,722	8,329
Netflix, Inc.
5.88%, 2/15/2025	100,000	112,748
4.88%, 4/15/2028	15,000	16,763
5.88%, 11/15/2028	60,000	71,592
5.38%, 11/15/2029 (c)	15,000	17,680
4.88%, 6/15/2030 (c)	15,000	17,100
New Albertsons LP
7.75%, 6/15/2026	5,000	5,500
6.63%, 6/1/2028	15,000	16,200

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
7.45%, 8/1/2029	21,000	23,730
8.00%, 5/1/2031	80,000	92,800
New York Life Insurance Co. 3.75%, 5/15/2050 (c)	10,000	11,248
Newell Brands, Inc. 4.70%, 4/1/2026 (g)	150,000	159,865
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027 (c)	43,000	45,105
NextEra Energy Capital Holdings, Inc.
2.75%, 11/1/2029	5,000	5,392
2.25%, 6/1/2030	50,000	52,035
(ICE LIBOR USD 3 Month + 3.16%), 5.65%, 5/1/2079 (b)	28,000	31,729
NextEra Energy Operating Partners LP
4.25%, 7/15/2024 (c)	23,000	23,982
4.25%, 9/15/2024 (c)	24,000	25,020
4.50%, 9/15/2027 (c)	8,000	8,600
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (c) (i)	10,000	10,162
Nielsen Finance LLC 5.00%, 4/15/2022 (c)	112,000	112,280
NIKE, Inc.
3.25%, 3/27/2040	5,000	5,680
3.88%, 11/1/2045	15,000	18,642
3.38%, 3/27/2050	5,000	5,779
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 5.65%, 6/15/2023 (a) (b) (d)	30,000	29,775
4.80%, 2/15/2044	4,000	5,000
Norfolk Southern Corp.
2.55%, 11/1/2029	19,000	20,535
3.05%, 5/15/2050	40,000	42,551
Northern States Power Co. 3.40%, 8/15/2042	20,000	22,792
Northrop Grumman Corp.
5.15%, 5/1/2040	20,000	26,839
3.85%, 4/15/2045	55,000	64,163
Northwestern Mutual Life Insurance Co. (The) 3.85%, 9/30/2047 (c)	2,000	2,255
Novelis Corp. 5.88%, 9/30/2026 (c)	25,000	25,687
NRG Energy, Inc.
7.25%, 5/15/2026	40,000	42,571
6.63%, 1/15/2027	15,000	15,862
5.75%, 1/15/2028	12,000	12,945
5.25%, 6/15/2029 (c)	26,000	28,275
Nuance Communications, Inc. 5.63%, 12/15/2026	59,000	62,245
NuStar Logistics LP
6.00%, 6/1/2026	12,000	12,034
5.63%, 4/28/2027	30,000	29,630
Oasis Petroleum, Inc.
6.88%, 3/15/2022	24,000	5,625
6.25%, 5/1/2026 (c)	50,000	11,812
Occidental Petroleum Corp. 8.88%, 7/15/2030	115,000	118,450
Oceaneering International, Inc. 6.00%, 2/1/2028	14,000	8,757
Oncor Electric Delivery Co. LLC 4.10%, 11/15/2048	10,000	12,687
OneMain Finance Corp.
7.75%, 10/1/2021	40,000	41,837
6.13%, 5/15/2022	5,000	5,188
5.63%, 3/15/2023	27,000	28,013
6.13%, 3/15/2024	20,000	20,950
6.88%, 3/15/2025	45,000	49,935
7.13%, 3/15/2026	52,000	58,094
6.63%, 1/15/2028	33,000	36,623
ONEOK, Inc. 3.40%, 9/1/2029	5,000	4,905
Oracle Corp.
3.90%, 5/15/2035	26,000	31,588
3.85%, 7/15/2036	4,000	4,719
3.60%, 4/1/2040	35,000	39,916
3.60%, 4/1/2050	55,000	61,326
Otis Worldwide Corp. 3.36%, 2/15/2050	5,000	5,496
Outfront Media Capital LLC
5.63%, 2/15/2024	25,000	25,312
5.00%, 8/15/2027 (c)	15,000	14,625
Pacific Gas and Electric Co. 4.00%, 12/1/2046	30,000	28,077
PacifiCorp
4.10%, 2/1/2042	18,000	21,804
3.30%, 3/15/2051	17,000	19,038
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (c)	12,000	12,572
PBF Holding Co. LLC 7.25%, 6/15/2025	25,000	18,875
PBF Logistics LP 6.88%, 5/15/2023	25,000	23,500
Peabody Energy Corp. 6.00%, 3/31/2022 (c)	15,000	8,700
PECO Energy Co. 2.80%, 6/15/2050	3,000	3,104
Penske Automotive Group, Inc. 5.50%, 5/15/2026	75,000	77,369
PepsiCo, Inc. 3.50%, 3/19/2040	20,000	23,642
Performance Food Group, Inc. 5.50%, 10/15/2027 (c)	20,000	20,600
PetSmart, Inc.
7.13%, 3/15/2023 (c)	70,000	70,613
5.88%, 6/1/2025 (c)	97,000	99,289
Pfizer, Inc.
2.55%, 5/28/2040	20,000	20,632
2.70%, 5/28/2050	50,000	52,055
Philip Morris International, Inc.
4.38%, 11/15/2041	25,000	30,431
4.13%, 3/4/2043	5,000	5,842
4.25%, 11/10/2044	20,000	24,124
Phillips 66 4.88%, 11/15/2044	15,000	17,797
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	15,000	16,262
Pilgrim’s Pride Corp.
5.75%, 3/15/2025 (c)	59,000	60,106
5.88%, 9/30/2027 (c)	39,000	40,268
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022 (a) (b) (d)	8,000	5,075

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Plantronics, Inc. 5.50%, 5/31/2023 (c)	61,000	54,290
PNC Financial Services Group, Inc. (The)
Series O, (ICE LIBOR USD 3 Month + 3.68%), 6.75%, 8/1/2021 (a) (b) (d)	68,000	69,721
Series R, (ICE LIBOR USD 3 Month + 3.04%), 4.85%, 6/1/2023 (a) (b) (d)	64,000	64,132
Series S, (ICE LIBOR USD 3 Month + 3.30%), 5.00%, 11/1/2026 (a) (b) (d)	39,000	41,172
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (c) (f)	43,000	43,753
Post Holdings, Inc.
5.00%, 8/15/2026 (c)	84,000	86,100
5.75%, 3/1/2027 (c)	20,000	21,025
5.50%, 12/15/2029 (c)	25,000	26,750
Prime Security Services Borrower LLC
5.25%, 4/15/2024 (c)	31,000	32,473
5.75%, 4/15/2026 (c)	50,000	53,469
Procter & Gamble Co. (The) 3.55%, 3/25/2040	25,000	30,389
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (a) (b) (d)	75,000	75,000
Prologis LP REIT, 2.13%, 10/15/2050	35,000	31,429
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043 (b)	171,000	181,611
4.35%, 2/25/2050	10,000	12,000
Public Service Co. of Colorado Series 36, 2.70%, 1/15/2051	5,000	5,069
Public Service Electric and Gas Co. 2.70%, 5/1/2050	10,000	10,415
QEP Resources, Inc.
5.38%, 10/1/2022	8,000	6,560
5.25%, 5/1/2023	75,000	54,563
Qorvo, Inc. 5.50%, 7/15/2026	50,000	53,028
QUALCOMM, Inc.
1.65%, 5/20/2032 (c)	10,000	9,895
3.25%, 5/20/2050 (i)	40,000	44,359
Quicken Loans LLC
5.75%, 5/1/2025 (c)	74,000	76,183
5.25%, 1/15/2028 (c)	20,000	21,073
Radian Group, Inc.
4.50%, 10/1/2024	40,000	39,708
4.88%, 3/15/2027	12,000	11,940
Raytheon Technologies Corp.
4.15%, 5/15/2045	40,000	47,792
3.13%, 7/1/2050	40,000	42,687
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026 (c)	35,000	37,363
8.25%, 11/15/2026 (c)	29,000	31,791
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	10,000	9,307
Reynolds Group Issuer, Inc. 5.13%, 7/15/2023 (c)	25,000	25,313
RHP Hotel Properties LP REIT, 4.75%, 10/15/2027	18,000	16,586
Roper Technologies, Inc. 2.00%, 6/30/2030	10,000	10,194
S&P Global, Inc. 2.30%, 8/15/2060	20,000	17,910
SBA Communications Corp. REIT, 4.00%, 10/1/2022	23,000	23,173
Scientific Games International, Inc. 5.00%, 10/15/2025 (c)	156,000	156,975
Scotts Miracle-Gro Co. (The) 5.25%, 12/15/2026	125,000	133,281
Sealed Air Corp. 5.13%, 12/1/2024 (c)	20,000	21,663
Sempra Energy (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025 (a) (b) (d)	65,000	66,788
Sensata Technologies BV
4.88%, 10/15/2023 (c)	15,000	15,825
5.63%, 11/1/2024 (c)	125,000	135,625
5.00%, 10/1/2025 (c)	30,000	32,250
Service Corp. International
4.63%, 12/15/2027	12,000	12,710
5.13%, 6/1/2029	5,000	5,541
Sherwin-Williams Co. (The) 4.55%, 8/1/2045	5,000	6,061
Sinclair Television Group, Inc.
5.63%, 8/1/2024 (c)	6,000	5,970
5.88%, 3/15/2026 (c)	50,000	49,250
Sirius XM Radio, Inc.
5.38%, 7/15/2026 (c)	87,000	90,541
5.00%, 8/1/2027 (c)	53,000	55,362
5.50%, 7/1/2029 (c)	26,000	27,955
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (c)	12,000	11,288
5.50%, 4/15/2027 (c) (i)	102,000	96,727
SM Energy Co.
6.75%, 9/15/2026	12,000	5,340
6.63%, 1/15/2027	16,000	7,107
Solera LLC 10.50%, 3/1/2024 (c)	21,000	21,945
Southern California Edison Co.
Series E, (ICE LIBOR USD 3 Month + 4.20%), 6.25%, 2/1/2022 (a) (b) (d) (i)	12,000	11,782
3.65%, 2/1/2050	20,000	20,778
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	10,000	9,895
Southwestern Public Service Co. 3.40%, 8/15/2046	5,000	5,515
Spectrum Brands, Inc.
6.13%, 12/15/2024	18,000	18,495
5.75%, 7/15/2025	133,000	137,123
5.00%, 10/1/2029 (c)	31,000	32,163
Sprint Capital Corp. 8.75%, 3/15/2032	197,000	288,371
Sprint Corp.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
7.88%, 9/15/2023	227,000	260,085
7.13%, 6/15/2024	71,000	81,694
7.63%, 2/15/2025	194,000	226,980
7.63%, 3/1/2026	39,000	47,127
SS&C Technologies, Inc. 5.50%, 9/30/2027 (c)	93,000	98,833
Standard Industries, Inc.
5.00%, 2/15/2027 (c)	18,000	18,720
4.75%, 1/15/2028 (c)	77,000	79,888
Stanley Black & Decker, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.00%, 3/15/2060 (b)	10,000	10,393
Staples, Inc.
7.50%, 4/15/2026 (c)	95,000	87,539
10.75%, 4/15/2027 (c)	85,000	68,159
Starbucks Corp.
3.75%, 12/1/2047	10,000	10,872
4.45%, 8/15/2049	10,000	12,124
3.35%, 3/12/2050	10,000	10,238
State Street Corp.
Series F, (ICE LIBOR USD 3 Month + 3.60%), 3.85%, 12/15/2020 (a) (b) (d)	73,000	72,584
Series H, (ICE LIBOR USD 3 Month + 2.54%), 5.63%, 12/15/2023 (a) (b) (d)	71,000	73,073
(SOFR + 2.65%), 3.15%, 3/30/2031 (b) (c)	5,000	5,681
Station Casinos LLC 5.00%, 10/1/2025 (c)	36,000	35,408
Steel Dynamics, Inc.
4.13%, 9/15/2025	20,000	20,454
5.00%, 12/15/2026	15,000	16,028
Stryker Corp. 2.90%, 6/15/2050	15,000	15,423
Summit Materials LLC
5.13%, 6/1/2025 (c)	35,000	35,481
6.50%, 3/15/2027 (c)	45,000	47,925
Summit Midstream Holdings LLC 5.75%, 4/15/2025	35,000	19,979
Sunoco Logistics Partners Operations LP 4.00%, 10/1/2027	10,000	10,210
Sunoco LP
4.88%, 1/15/2023	23,000	23,115
5.50%, 2/15/2026	13,000	12,984
6.00%, 4/15/2027	36,000	36,990
5.88%, 3/15/2028	3,000	3,067
Sysco Corp. 3.30%, 2/15/2050	5,000	4,765
Tallgrass Energy Partners LP
5.50%, 9/15/2024 (c)	25,000	23,500
5.50%, 1/15/2028 (c)	5,000	4,500
Targa Resources Partners LP
4.25%, 11/15/2023	15,000	14,850
5.13%, 2/1/2025	50,000	49,875
5.88%, 4/15/2026	82,000	84,189
6.50%, 7/15/2027	106,000	110,505
Teachers Insurance & Annuity Association of America 3.30%, 5/15/2050 (c)	55,000	56,627
Team Health Holdings, Inc. 6.38%, 2/1/2025 (c)	85,000	58,225
TEGNA, Inc. 5.50%, 9/15/2024 (c)	5,000	5,092
Tempur Sealy International, Inc.
5.63%, 10/15/2023	42,000	42,429
5.50%, 6/15/2026	64,000	66,429
Tenet Healthcare Corp.
4.63%, 7/15/2024	75,000	75,188
4.63%, 9/1/2024 (c)	11,000	11,089
5.13%, 5/1/2025	57,000	57,057
4.88%, 1/1/2026 (c)	78,000	79,170
6.25%, 2/1/2027 (c)	30,000	30,966
5.13%, 11/1/2027 (c)	189,000	194,406
Tennant Co. 5.63%, 5/1/2025	60,000	62,268
TerraForm Power Operating LLC
4.25%, 1/31/2023 (c)	15,000	15,373
5.00%, 1/31/2028 (c)	29,000	31,746
T-Mobile USA, Inc.
5.13%, 4/15/2025	10,000	10,219
4.50%, 2/1/2026	99,000	102,009
4.75%, 2/1/2028	93,000	99,486
4.38%, 4/15/2040 (c)	45,000	52,748
3.00%, 2/15/2041 (c)	10,000	9,872
4.50%, 4/15/2050 (c)	30,000	36,059
Transcontinental Gas Pipe Line Co. LLC 3.95%, 5/15/2050 (c) (i)	10,000	10,317
TransDigm, Inc. 6.25%, 3/15/2026 (c)	59,000	61,864
Transocean Pontus Ltd. 6.13%, 8/1/2025 (c)	36,660	32,811
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (c)	50,000	40,000
Transocean Proteus Ltd. 6.25%, 12/1/2024 (c)	22,100	19,586
Travelers Cos., Inc. (The)
3.75%, 5/15/2046	10,000	11,700
2.55%, 4/27/2050	10,000	9,788
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (c)	52,000	51,740
Tronox, Inc. 6.50%, 4/15/2026 (c)	32,000	32,000
Truist Financial Corp.
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024 (a) (b) (d)	25,000	25,094
Series L, (ICE LIBOR USD 3 Month + 3.10%), 5.05%, 12/15/2024 (a) (b) (d)	34,000	32,470
Series P, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.61%), 4.95%, 9/1/2025 (a) (b) (d)	20,000	21,050
Series M, (ICE LIBOR USD 3 Month + 2.79%), 5.13%, 12/15/2027 (a) (b) (d)	40,000	40,400

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (a) (b) (d)	101,000	109,176
Tucson Electric Power Co. 4.00%, 6/15/2050	13,000	15,539
UDR, Inc.
REIT, 3.20%, 1/15/2030	5,000	5,536
REIT, 3.00%, 8/15/2031	10,000	10,813
Union Electric Co. 4.00%, 4/1/2048	13,000	15,946
Union Pacific Corp.
4.00%, 4/15/2047	11,000	13,343
3.25%, 2/5/2050	15,000	16,630
3.95%, 8/15/2059	10,000	11,821
United Airlines Holdings, Inc.
5.00%, 2/1/2024 (i)	33,000	28,875
4.88%, 1/15/2025	28,000	24,080
United Rentals North America, Inc.
4.63%, 10/15/2025	50,000	51,125
5.88%, 9/15/2026	32,000	33,720
5.50%, 5/15/2027	10,000	10,638
4.88%, 1/15/2028	100,000	105,000
UnitedHealth Group, Inc.
4.25%, 4/15/2047	10,000	12,688
3.13%, 5/15/2060	30,000	32,102
Upjohn, Inc.
3.85%, 6/22/2040 (c) (i)	15,000	16,149
4.00%, 6/22/2050 (c)	15,000	15,969
US Bancorp
Series I, (ICE LIBOR USD 3 Month + 3.49%), 5.13%, 1/15/2021 (a) (b) (d)	30,000	29,887
Series J, (ICE LIBOR USD 3 Month + 2.91%), 5.30%, 4/15/2027 (a) (b) (d)	8,000	8,650
Verizon Communications, Inc.
4.40%, 11/1/2034	20,000	24,952
4.27%, 1/15/2036	25,000	30,792
3.85%, 11/1/2042	5,000	5,927
4.86%, 8/21/2046	80,000	109,435
4.52%, 9/15/2048	35,000	45,850
ViacomCBS, Inc.
5.90%, 10/15/2040	10,000	12,269
4.95%, 5/19/2050	35,000	40,604
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (b)	27,000	27,475
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (b)	77,000	84,507
VICI Properties LP REIT, 4.25%, 12/1/2026 (c)	75,000	75,349
Visa, Inc. 2.00%, 8/15/2050	40,000	36,882
Vistra Operations Co. LLC 5.50%, 9/1/2026 (c)	20,000	20,875
W&T Offshore, Inc. 9.75%, 11/1/2023 (c)	55,000	37,876
Wachovia Capital Trust III (ICE LIBOR USD 3 Month + 0.93%), 5.57%, 11/5/2020 (a) (b) (d)	56,000	55,970
Walmart, Inc.
4.05%, 6/29/2048	20,000	26,033
2.95%, 9/24/2049	15,000	16,851
Wells Fargo & Co.
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024 (a) (b) (d)	43,000	43,950
Series U, (ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025 (a) (b) (d)	18,000	19,393
(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	55,000	57,065
(ICE LIBOR USD 3 Month + 4.24%), 5.01%, 4/4/2051 (b)	25,000	33,960
Welltower, Inc. REIT, 2.75%, 1/15/2031	20,000	20,537
WESCO Distribution, Inc. 5.38%, 6/15/2024	36,000	36,945
Western Digital Corp. 4.75%, 2/15/2026	74,000	79,920
William Carter Co. (The) 5.63%, 3/15/2027 (c)	73,000	76,194
Windstream Services LLC 8.63%, 10/31/2025 (c) (g) (h)	32,000	19,201
Wisconsin Power and Light Co. 3.65%, 4/1/2050	10,000	11,743
WMG Acquisition Corp. 5.50%, 4/15/2026 (c)	57,000	59,138
WPX Energy, Inc. 5.75%, 6/1/2026	104,000	107,640
Wyndham Destinations, Inc.
4.25%, 3/1/2022	2,000	1,988
5.40%, 4/1/2024 (g)	17,000	17,255
6.35%, 10/1/2025 (g)	16,000	16,763
5.75%, 4/1/2027 (g)	25,000	25,641
Wynn Las Vegas LLC 5.50%, 3/1/2025 (c)	35,000	33,600
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (c)	224,000	217,280
Xcel Energy, Inc. 3.50%, 12/1/2049	10,000	11,083
Xerox Corp. 4.38%, 3/15/2023 (g)	45,000	46,319
XPO Logistics, Inc.
6.13%, 9/1/2023 (c)	40,000	40,827
6.75%, 8/15/2024 (c)	65,000	68,848
Yum! Brands, Inc. 4.75%, 1/15/2030 (c)	24,000	25,860
Zoetis, Inc.
4.45%, 8/20/2048	40,000	52,400
3.00%, 5/15/2050	30,000	32,069

		31,353,474

TOTAL CORPORATE BONDS (Cost $36,601,640)		36,218,647

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — 28.4%
Australia — 0.8%
Adbri Ltd.	3,257	6,688
AGL Energy Ltd.	3,467	33,853
Alumina Ltd.	10,057	10,021
APA Group	2,057	15,291
Atlas Arteria Ltd.	1,176	5,165
AusNet Services	6,226	8,405
Bank of Queensland Ltd.	1,166	4,815
Bendigo & Adelaide Bank Ltd.	2,676	11,655
BHP Group plc	3,202	68,312
Charter Hall Long Wale, REIT	18,100	65,447
CSR Ltd.	2,001	6,168
Dexus, REIT	7,794	49,920
Goodman Group, REIT	9,605	124,360
IOOF Holdings Ltd.	2,793	6,202
Mirvac Group, REIT	44,523	69,794
Rio Tinto plc	2,967	178,532
Sonic Healthcare Ltd.	394	9,356
Spark Infrastructure Group	4,699	6,903
Sydney Airport	4,896	20,791
Transurban Group	1,964	20,054
Wesfarmers Ltd.	435	13,904
Woodside Petroleum Ltd.	735	9,329

		744,965

Austria — 0.0% (e)
ANDRITZ AG	156	4,815
OMV AG*	247	6,758
Verbund AG	126	6,881

		18,454

Belgium — 0.2%
Ageas SA	187	7,652
KBC Group NV	173	8,675
Proximus SADP	417	7,607
Shurgard Self Storage SA	1,227	53,525
Solvay SA	75	6,453
Telenet Group Holding NV	170	6,598
Warehouses De Pauw CVA, REIT, CVA	2,029	73,838

		164,348

Brazil — 0.1%
Ambev SA*	21,984	49,246
BB Seguridade Participacoes SA	6,715	29,127
Itau Unibanco Holding SA (Preference)	12,246	49,325

		127,698

Canada — 0.8%
Algonquin Power & Utilities Corp.	1,298	18,853
Allied Properties, REIT	3,891	104,759
AltaGas Ltd.	938	11,327
Atco Ltd., Class I	204	5,897
BCE, Inc.(i)	427	17,708
Canadian Imperial Bank of Commerce	229	17,117
Canadian Tire Corp. Ltd., Class A	165	16,619
Canadian Utilities Ltd., Class A (i)	1,096	26,142
Capital Power Corp.	342	7,549
Emera, Inc.(i)	473	19,431
Enbridge, Inc.	557	16,272
Fortis, Inc.	963	39,372
Great-West Lifeco, Inc.	295	5,765
Hydro One Ltd.(j)	1,488	31,536
IGM Financial, Inc.	477	10,937
Magna International, Inc.	361	16,519
Northland Power, Inc.	471	14,248
Nutrien Ltd.	454	17,801
Pembina Pipeline Corp.	713	15,132
Power Corp. of Canada	918	17,987
Restaurant Brands International, Inc.	288	16,542
Rogers Communications, Inc., Class B	92	3,649
Shaw Communications, Inc., Class B	998	18,213
Superior Plus Corp.	594	5,246
TC Energy Corp.	2,186	91,771
TELUS Corp.	1,061	18,669
Thomson Reuters Corp.	238	18,993
Toronto-Dominion Bank (The)	2,185	101,164

		705,218

Chile — 0.0% (e)
Banco Santander Chile, ADR	987	13,680

China — 1.6%
China Construction Bank Corp., Class H	199,000	129,403
China Life Insurance Co. Ltd., Class H	18,000	40,806
China Merchants Bank Co. Ltd., Class H	18,500	87,790
China Mobile Ltd.	10,000	64,193
China Overseas Land & Investment Ltd.	47,000	118,721
China Pacific Insurance Group Co. Ltd., Class H	35,600	101,674
China Petroleum & Chemical Corp., Class H	110,000	44,414
CNOOC Ltd.	45,000	43,285
Fuyao Glass Industry Group Co. Ltd., Class A	5,994	28,726
Guangdong Investment Ltd.	20,000	31,800
Haier Electronics Group Co. Ltd.	8,000	29,084
Huayu Automotive Systems Co. Ltd., Class A	8,000	29,534
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	23,611	134,577
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,699	105,351
Joyoung Co. Ltd., Class A	3,571	21,384
Midea Group Co. Ltd., Class A	16,391	176,374
Ping An Insurance Group Co. of China Ltd., Class H	19,000	197,236
Postal Savings Bank of China Co. Ltd., Class H(j)	88,000	37,071
Tingyi Cayman Islands Holding Corp.	30,000	53,121

		1,474,544

Czech Republic — 0.0% (e)
Komercni banka A/S*	873	18,395

Denmark — 0.2%
Carlsberg A/S, Class B	1,003	135,127
Novo Nordisk A/S, Class B	439	30,416
Pandora A/S	104	7,502

		173,045

Finland — 0.2%
Fortum OYJ	1,883	38,071
Kone OYJ, Class B	140	12,292
Neste OYJ	212	11,164

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Nordea Bank Abp	2,959	22,485
Orion OYJ, Class B	318	14,408
Sampo OYJ, Class A	242	9,584
Stora Enso OYJ, Class R	496	7,763
UPM-Kymmene OYJ	330	10,044
Wartsila OYJ Abp	1,308	10,272

		136,083

France — 0.9%
Aeroports de Paris	37	3,670
Amundi SA * (j)	107	7,542
Atos SE *	216	17,357
AXA SA	719	13,307
BNP Paribas SA *	372	13,457
Bouygues SA	242	8,363
Casino Guichard Perrachon SA * (i)	139	3,374
Cie de Saint-Gobain *	251	10,514
Cie Generale des Etablissements Michelin SCA	93	9,983
Covivio, REIT	988	69,376
Credit Agricole SA *	960	8,376
Eiffage SA *	93	7,590
Electricite de France SA	1,059	11,187
Engie SA *	1,358	18,148
LVMH Moet Hennessy Louis Vuitton SE	263	123,058
Orange SA	987	10,280
Peugeot SA *	512	9,285
Publicis Groupe SA	231	7,445
Renault SA * (i)	252	6,537
Rexel SA *	500	6,269
Rubis SCA	172	6,886
Safran SA *	903	88,844
Sanofi	292	29,262
Schneider Electric SE	1,322	164,323
Suez SA	1,434	26,496
TOTAL SE	643	22,082
Veolia Environnement SA	1,151	24,834
Vinci SA	1,267	105,866

		833,711

Germany — 0.9% adidas AG *	267	86,225
Allianz SE (Registered)	127	24,375
BASF SE	299	18,208
Bayer AG (Registered)	536	33,068
Bayerische Motoren Werke AG	179	12,991
Continental AG	79	8,561
Covestro AG(j)	140	6,943
Daimler AG (Registered)	288	15,536
Deutsche Post AG (Registered)	1,801	81,721
Deutsche Telekom AG (Registered)	3,954	65,834
E.ON SE	2,839	31,293
Evonik Industries AG	274	7,088
Hannover Rueck SE	45	6,966
HeidelbergCement AG	135	8,249
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	533	135,498
ProSiebenSat.1 Media SE *	329	4,312
Scout24 AG(j)	88	7,676
Siemens AG (Registered)	186	23,490
Siemens Energy AG *	93	2,508
Telefonica Deutschland Holding AG	6,092	15,570
TUI AG	1,615	6,061
Uniper SE	391	12,621
Volkswagen AG (Preference)	354	56,963
Vonovia SE	2,038	139,711

		811,468

Hong Kong — 0.5%
CK Infrastructure Holdings Ltd.	2,500	11,732
CLP Holdings Ltd.	2,000	18,675
Hang Seng Bank Ltd.	4,500	66,667
HKT Trust & HKT Ltd.	41,000	54,420
Hong Kong & China Gas Co. Ltd.	13,550	19,675
Hong Kong Exchanges & Clearing Ltd.	2,600	122,391
Link, REIT	9,400	77,027
Power Assets Holdings Ltd.	3,000	15,812
VTech Holdings Ltd.	1,500	9,356
WH Group Ltd.(j)	45,000	36,707
Yue Yuen Industrial Holdings Ltd.	7,500	12,155

		444,617

India — 0.4%
Infosys Ltd., ADR	26,819	370,370

Indonesia — 0.2%
Bank Rakyat Indonesia Persero Tbk. PT	374,600	76,851
Telekomunikasi Indonesia Persero Tbk. PT, ADR	6,181	107,364

		184,215

Ireland — 0.0%(e)
CRH plc	354	12,837
Smurfit Kappa Group plc	224	8,789

		21,626

Italy — 0.4%
A2A SpA	19,908	28,917
Assicurazioni Generali SpA	666	9,387
Atlantia SpA *	378	5,920
Enel SpA	14,155	122,808
Eni SpA	1,117	8,730
ERG SpA	219	5,508
Hera SpA	2,572	9,484
Intesa Sanpaolo SpA	15,577	29,307
Iren SpA	2,040	5,246
Italgas SpA	2,194	13,837
Mediobanca Banca di Credito Finanziario SpA	832	6,519
Poste Italiane SpA (j)	748	6,629
Snam SpA	6,055	31,139
Telecom Italia SpA	16,651	6,723
Terna Rete Elettrica Nazionale SpA	3,931	27,504

		317,658

Japan — 1.4%
Aozora Bank Ltd.	800	13,284
Chubu Electric Power Co., Inc.	1,500	18,245
Chugoku Electric Power Co., Inc. (The)	1,000	12,503
Daiwa House REIT Investment Corp., REIT	19	48,482
Electric Power Development Co. Ltd.	600	9,255
ENEOS Holdings, Inc.	4,700	16,769
FANUC Corp.	100	19,192
H.U. Group Holdings, Inc.	400	10,702
Hokkaido Electric Power Co., Inc.	1,100	4,698
Invesco Office J-Reit, Inc., REIT	337	46,685
Japan Airlines Co. Ltd.	300	5,596

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Japan Hotel REIT Investment Corp., REIT	120	59,293
Japan Post Holdings Co. Ltd.	700	4,773
Japan Tobacco, Inc.	700	12,771
JFE Holdings, Inc.	1,900	13,303
Kamigumi Co. Ltd.	300	5,912
Kansai Electric Power Co., Inc. (The)	3,800	36,829
KDDI Corp.	700	17,606
Kenedix Office Investment Corp., REIT	10	59,986
Kenedix Retail REIT Corp., REIT	29	58,528
Kyushu Electric Power Co., Inc.	1,600	14,517
Lawson, Inc.	300	14,305
Matsui Securities Co. Ltd.	1,200	10,796
Mitsubishi Chemical Holdings Corp.	900	5,195
Mitsubishi Logistics Corp.	200	5,706
Mitsui Fudosan Logistics Park, Inc., REIT	12	57,344
Nippon Accommodations Fund, Inc., REIT	12	69,260
Nippon Prologis REIT, Inc., REIT	26	87,679
Nippon Telegraph & Telephone Corp.	800	16,333
Nissan Motor Co. Ltd.	2,000	7,073
NTT DOCOMO, Inc.	700	25,722
Orix JREIT, Inc., REIT	24	36,927
Otsuka Corp.	1,100	56,211
Shikoku Electric Power Co., Inc.	600	4,575
Takeda Pharmaceutical Co. Ltd.	400	14,297
Tohoku Electric Power Co., Inc.	2,300	23,051
Tokio Marine Holdings, Inc.	2,500	109,386
Tokyo Electron Ltd.	100	26,125
Tokyo Gas Co. Ltd.	300	6,846
Toyota Motor Corp.	3,200	212,384

		1,278,144

Macau — 0.1%
Sands China Ltd.	17,600	68,221

Mexico — 0.3%
Bolsa Mexicana de Valores SAB de CV	8,039	18,135
Grupo Financiero Banorte SAB de CV, Class O *	7,167	24,760
Kimberly-Clark de Mexico SAB de CV, Class A	29,055	45,912
Wal-Mart de Mexico SAB de CV	67,742	162,098

		250,905

Netherlands — 0.3%
ABN AMRO Bank NV, CVA (j)	860	7,189
Aegon NV	2,107	5,454
Akzo Nobel NV	688	69,536
Eurocommercial Properties NV, REIT, CVA	1,848	21,405
ING Groep NV	6,949	49,594
Koninklijke Ahold Delhaize NV	473	13,981
Koninklijke KPN NV	3,011	7,065
NN Group NV	237	8,884
Randstad NV *	141	7,353
Royal Dutch Shell plc, Class A	840	10,486
Royal Dutch Shell plc, Class B	1,951	23,660

		224,607

New Zealand — 0.0% (e)
Contact Energy Ltd.	3,324	14,709
Spark New Zealand Ltd.	6,041	18,850

		33,559

Norway — 0.1%
Aker BP ASA	740	11,568
DNB ASA	617	8,595
Equinor ASA	622	8,812
Gjensidige Forsikring ASA	385	7,814
Orkla ASA	747	7,539
Telenor ASA	922	15,479
Yara International ASA	197	7,581

		67,388

Peru — 0.0% (e)
Southern Copper Corp.	412	18,651

Portugal — 0.0% (e)
EDP — Energias de Portugal SA	6,416	31,547
Galp Energia SGPS SA	694	6,437

		37,984

Russia — 0.5%
Alrosa PJSC	32,559	30,882
Evraz plc	5,794	25,800
LUKOIL PJSC, ADR	1,166	67,373
Moscow Exchange MICEX-RTS PJSC	65,692	123,639
Sberbank of Russia PJSC	58,669	171,625
Severstal PAO, GDR(j)	1,941	24,643
Severstal PAO, GDR(j)	1,066	13,616

		457,578

Saudi Arabia — 0.1%
Al Rajhi Bank	5,304	92,965

Singapore — 0.2%
Ascendas, REIT	41,420	99,115
Mapletree Logistics Trust, REIT	40,500	61,004
SATS Ltd.	3,900	8,145
StarHub Ltd.	6,000	5,288

		173,552

South Africa — 0.2%
Anglo American plc	572	13,839
AVI Ltd.	4,727	20,971
Bid Corp. Ltd.	2,066	31,786
FirstRand Ltd.	8,402	20,617
SPAR Group Ltd. (The)	1,880	21,286
Vodacom Group Ltd.	5,960	43,707

		152,206

South Korea — 0.6%
KT&G Corp.	988	69,775
Samsung Electronics Co. Ltd.	8,116	402,912
SK Telecom Co. Ltd., ADR	1,291	28,944

		501,631

Spain — 0.8%
Acciona SA	70	7,597
ACS Actividades de Construccion y Servicios SA	282	6,375
Aena SME SA * (j)	140	19,492
Atlantica Sustainable Infrastructure plc	349	9,985
Bankinter SA	1,251	5,385
CaixaBank SA	3,734	7,927
Cellnex Telecom SA (j)	963	58,457

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Enagas SA	1,166	26,903
Endesa SA	1,126	30,118
Iberdrola SA	25,395	312,577
Industria de Diseno Textil SA	4,316	119,399
Inmobiliaria Colonial Socimi SA, REIT	4,194	34,616
Naturgy Energy Group SA	1,806	36,219
Red Electrica Corp. SA	1,507	28,264
Repsol SA	3,220	21,753
Telefonica SA	6,542	22,410

		747,477

Sweden — 0.3%
Autoliv, Inc.	119	8,673
Boliden AB	199	5,905
Lundin Energy AB	335	6,643
Sandvik AB*	502	9,817
Skandinaviska Enskilda Banken AB, Class A *	1,080	9,592
SKF AB, Class B	3,318	68,452
Svenska Handelsbanken AB, Class A *	1,035	8,660
Swedish Match AB	140	11,447
Telia Co. AB	4,450	18,206
Volvo AB, Class B *	4,934	94,781

		242,176

Switzerland — 1.0%
ABB Ltd. (Registered)	690	17,542
Flughafen Zurich AG (Registered) *	29	3,979
Julius Baer Group Ltd.	163	6,923
LafargeHolcim Ltd. (Registered) *	231	10,515
Nestle SA (Registered)	673	80,095
Novartis AG (Registered)	1,974	171,391
OC Oerlikon Corp. AG (Registered)	1,620	12,902
Roche Holding AG	1,212	415,159
Swiss Life Holding AG (Registered) *	20	7,568
Swisscom AG (Registered)	14	7,417
UBS Group AG (Registered)	1,301	14,536
Zurich Insurance Group AG	548	191,096

		939,123

Taiwan — 1.4%
Accton Technology Corp.	7,000	54,157
Catcher Technology Co. Ltd.	2,000	12,637
Chicony Electronics Co. Ltd.	4,035	11,780
Delta Electronics, Inc.	12,000	78,797
MediaTek, Inc.	5,000	105,945
Mega Financial Holding Co. Ltd.	54,000	52,119
Novatek Microelectronics Corp.	2,000	18,448
President Chain Store Corp.	6,000	54,613
Quanta Computer, Inc.	29,000	76,152
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,322	674,664
Vanguard International Semiconductor Corp.	22,000	73,598

		1,212,910

Thailand — 0.1%
Siam Cement PCL (The) (Registered)	4,900	49,907

United Kingdom — 1.8%
3i Group plc	681	8,745
Admiral Group plc	217	7,318
Ashtead Group plc	262	9,435
AstraZeneca plc	323	35,292
Avast plc(j)	785	5,329
Aviva plc	2,643	9,778
BAE Systems plc	1,517	9,421
Barclays plc	7,102	8,960
Barratt Developments plc	3,956	24,261
Berkeley Group Holdings plc	1,064	58,002
BP plc	43,283	125,174
British American Tobacco plc	649	23,281
BT Group plc	8,854	11,215
Centrica plc	58,959	30,507
Diageo plc	2,622	90,062
Direct Line Insurance Group plc	4,504	15,709
Drax Group plc	1,410	4,841
easyJet plc	1,855	11,952
GlaxoSmithKline plc	2,223	41,676
Imperial Brands plc	914	16,144
InterContinental Hotels Group plc	621	32,597
J Sainsbury plc	2,541	6,256
Legal & General Group plc	3,723	9,082
Linde plc	195	46,435
Lloyds Banking Group plc	23,940	8,127
M&G plc	4,153	8,536
Mondi plc	393	8,310
National Grid plc	3,256	37,399
NewRiver REIT plc, REIT	39,608	25,222
Pennon Group plc	943	12,546
Persimmon plc	263	8,381
RELX plc	667	14,846
RSA Insurance Group plc	1,139	6,650
Safestore Holdings plc, REIT	4,872	48,930
Sage Group plc (The)	923	8,578
Schroders plc	222	7,710
Segro plc, REIT	9,480	113,926
Severn Trent plc	874	27,518
Signature Aviation plc	1,450	4,467
Smiths Group plc	525	9,287
SSE plc	2,958	46,039
St James’s Place plc	607	7,303
Standard Chartered plc	1,583	7,284
Standard Life Aberdeen plc	2,391	6,963
Taylor Wimpey plc	59,475	83,163
Tesco plc	4,169	11,437
Tritax Big Box REIT plc, REIT	27,110	54,141
Unilever NV	351	21,315
Unilever plc	3,421	210,916
UNITE Group plc (The), REIT	4,972	53,761
United Utilities Group plc	2,412	26,644
Vodafone Group plc	7,755	10,279
Wm Morrison Supermarkets plc	3,207	7,039
Workspace Group plc, REIT	4,689	32,533
WPP plc	1,263	9,920

		1,580,642

United States — 12.0%
3M Co.	117	18,741
AbbVie, Inc.	3,720	325,835
AES Corp. (The)	2,058	37,270
AGNC Investment Corp., REIT	1,182	16,442
ALLETE, Inc.	293	15,160
Altria Group, Inc.	4,705	181,801
Ameren Corp.	250	19,770
American Electric Power Co., Inc.	407	33,264
American Tower Corp., REIT	400	96,692
Americold Realty Trust, REIT	3,406	121,765

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Amgen, Inc.	77	19,570
Analog Devices, Inc.	1,675	195,540
Annaly Capital Management, Inc., REIT	2,315	16,483
AT&T, Inc.	606	17,277
AvalonBay Communities, Inc., REIT	1,139	170,098
Avangrid, Inc.	781	39,409
Avaya Holdings Corp.*	851	12,935
Avista Corp.	432	14,740
Black Hills Corp.	255	13,640
BlackRock, Inc.	182	102,566
Brandywine Realty Trust, REIT	5,482	56,684
Bristol-Myers Squibb Co.	5,487	330,811
Broadcom, Inc.	53	19,309
Bunge Ltd.	370	16,909
Cardinal Health, Inc.	343	16,104
Carnival Corp.	1,117	16,956
CenterPoint Energy, Inc.	1,816	35,140
CenturyLink, Inc.	1,638	16,527
CF Industries Holdings, Inc.	483	14,833
Chevron Corp.	1,623	116,856
Chubb Ltd.	868	100,792
Citigroup, Inc.	711	30,651
Clear Channel Outdoor Holdings, Inc.*	4,888	4,888
Clearway Energy, Inc., Class C	488	13,157
CME Group, Inc.	457	76,461
CNA Financial Corp.	482	14,455
Coca-Cola Co. (The)	8,843	436,579
Comcast Corp., Class A	3,396	157,099
Comerica, Inc.	413	15,797
ConocoPhillips	2,054	67,453
Consolidated Edison, Inc.	514	39,989
Deere & Co.	466	103,280
Digital Realty Trust, Inc., REIT	405	59,438
Dominion Energy, Inc.	466	36,781
Douglas Emmett, Inc., REIT	2,754	69,125
Dow, Inc.	381	17,926
DTE Energy Co.	333	38,308
Duke Energy Corp.	451	39,941
DuPont de Nemours, Inc.	131	7,268
Eastman Chemical Co.	1,739	135,851
Eaton Corp. plc	1,581	161,309
Edison International	614	31,216
Eli Lilly and Co.	725	107,315
Emerson Electric Co.	205	13,442
Entergy Corp.	246	24,238
Equinix, Inc., REIT	150	114,020
Equity LifeStyle Properties, Inc., REIT	2,384	146,139
Essex Property Trust, Inc., REIT	664	133,325
Evergy, Inc.	383	19,464
Exelon Corp.	1,010	36,118
Exxon Mobil Corp.	439	15,071
Federal Realty Investment Trust, REIT	766	56,255
FirstEnergy Corp.	1,226	35,198
Ford Motor Co.	2,500	16,650
General Motors Co.	571	16,896
Genuine Parts Co.	165	15,703
Gilead Sciences, Inc.	249	15,734
Hasbro, Inc.	210	17,371
Hawaiian Electric Industries, Inc.	427	14,194
Healthcare Trust of America, Inc., Class A, REIT	3,196	83,096
Healthpeak Properties, Inc., REIT	4,815	130,727
Hewlett Packard Enterprise Co.	1,730	16,210
Honeywell International, Inc.	916	150,783
HP, Inc.	946	17,965
IDACORP, Inc.	186	14,861
iHeartMedia, Inc., Class A*	144	1,169
International Business Machines Corp.	143	17,399
International Flavors & Fragrances, Inc.	27	3,306
International Paper Co.	447	18,121
Interpublic Group of Cos., Inc. (The)	931	15,520
Invitation Homes, Inc., REIT	6,410	179,416
Iron Mountain, Inc., REIT	2,502	67,029
Johnson & Johnson	109	16,228
Johnson Controls International plc	333	13,603
Kellogg Co.	275	17,762
Kilroy Realty Corp., REIT	1,404	72,952
Kimco Realty Corp., REIT	1,382	15,561
Kinder Morgan, Inc.	1,242	15,314
Kraft Heinz Co. (The)	556	16,652
Las Vegas Sands Corp.	340	15,864
Leidos Holdings, Inc.	631	56,254
LyondellBasell Industries NV, Class A	252	17,763
Macquarie Infrastructure Corp.	708	19,038
Maxim Integrated Products, Inc.	205	13,860
MDU Resources Group, Inc.	676	15,210
Medtronic plc	153	15,900
Merck & Co., Inc.	4,503	373,524
Morgan Stanley	1,952	94,379
National Fuel Gas Co.	473	19,199
National Retail Properties, Inc., REIT	2,408	83,100
NetApp, Inc.	385	16,878
New Jersey Resources Corp.	421	11,375
Newell Brands, Inc.	1,087	18,653
NextEra Energy, Inc.	580	160,985
Nielsen Holdings plc	949	13,457
NiSource, Inc.	719	15,818
Norfolk Southern Corp.	734	157,069
Northwest Natural Holding Co.	121	5,492
NorthWestern Corp.	374	18,191
NRG Energy, Inc.	494	15,186
Nucor Corp.	353	15,836
Occidental Petroleum Corp.	385	3,854
OGE Energy Corp.	668	20,033
Omnicom Group, Inc.	324	16,038
ONE Gas, Inc.	188	12,974
ONEOK, Inc.	604	15,692
PACCAR, Inc.	201	17,141
Packaging Corp. of America	172	18,757
Park Hotels & Resorts, Inc., REIT	5,731	57,253
Pfizer, Inc.	518	19,011
Philip Morris International, Inc.	1,139	85,414
Pinnacle West Capital Corp.	496	36,977
PNM Resources, Inc.	256	10,581
Portland General Electric Co.	545	19,348
PPL Corp.	1,437	39,101
Procter & Gamble Co. (The)	1,366	189,860
Prologis, Inc., REIT	5,412	544,555

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Public Service Enterprise Group, Inc.	741	40,688
Public Storage, REIT	1,112	247,665
QUALCOMM, Inc.	116	13,651
Quest Diagnostics, Inc.	71	8,129
Raytheon Technologies Corp.	208	11,968
Rexford Industrial Realty, Inc., REIT	1,469	67,221
Schlumberger NV	924	14,377
Seagate Technology plc	1,853	91,297
Simon Property Group, Inc., REIT	247	15,976
South Jersey Industries, Inc.	504	9,712
Southern Co. (The)	713	38,659
Southwest Gas Holdings, Inc.	254	16,027
Spire, Inc.	207	11,012
Stanley Black & Decker, Inc.	442	71,692
State Street Corp.	1,499	88,936
Steel Dynamics, Inc.	634	18,151
Texas Instruments, Inc.	2,169	309,712
Trane Technologies plc	827	100,274
Truist Financial Corp.	1,700	64,685
UGI Corp.	533	17,578
United Parcel Service, Inc., Class B	116	19,329
UnitedHealth Group, Inc.	462	144,038
Valero Energy Corp.	337	14,599
Ventas, Inc., REIT	5,127	215,129
VEREIT, Inc., REIT	16,824	109,356
Verizon Communications, Inc.	7,068	420,475
VICI Properties, Inc., REIT	5,262	122,973
Vistra Corp.	1,071	20,199
Vornado Realty Trust, REIT	2,251	75,881
Walgreens Boots Alliance, Inc.	446	16,020
WEC Energy Group, Inc.	202	19,574
Weingarten Realty Investors, REIT	2,930	49,693
Westrock Co.	529	18,377
Whiting Petroleum Corp.*	1,938	33,508
Williams Cos., Inc. (The)	901	17,705
Xcel Energy, Inc.	3,629	250,437
Yum! Brands, Inc.	1,265	115,495
Zimmer Biomet Holdings, Inc.	665	90,533

		10,738,049

TOTAL COMMON STOCKS (Cost $24,643,703)		25,427,770

INVESTMENT COMPANIES — 7.9%
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (k)	233,907	1,810,438
JPMorgan Equity Income Fund Class R6 Shares (k)	236,490	4,152,757
JPMorgan Floating Rate Income Fund Class R6 Shares (k)	104,404	896,829
JPMorgan Managed Income Fund Class L Shares (k)	24,732	248,558

TOTAL INVESTMENT COMPANIES (Cost $6,727,200)		7,108,582

	Principal Amount ($)
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.4%
United States — 4.4%
American Home Mortgage Investment Trust Series 2005-1, Class 6A, 2.31%, 6/25/2045 (l)	21,877	22,064
Banc of America Funding Trust Series 2006-A, Class 1A1, 3.89%, 2/20/2036 (l)	16,069	15,498
Banc of America Mortgage Trust Series 2005-A, Class 2A2, 3.69%, 2/25/2035 (l)	10,059	10,007
Bear Stearns ALT-A Trust Series 2005-4, Class 23A2, 3.50%, 5/25/2035 (l)	31,020	30,843
Bear Stearns ARM Trust
Series 2004-9, Class 22A1, 3.43%, 11/25/2034 (l)	68,190	66,011
Series 2006-1, Class A1, 3.84%, 2/25/2036 (l)	11,843	11,935
Citigroup Mortgage Loan Trust, Inc. Series 2005-6, Class A1, 3.84%, 9/25/2035 (l)	30,989	32,102
COLT Mortgage Loan Trust Series 2019-1, Class A1, 3.71%, 3/25/2049 (c) (l)	7,094	7,153
Connecticut Avenue Securities Trust Series 2019-R06, Class 2M2, 2.25%, 9/25/2039 (c) (l)	129,907	128,852
Deephaven Residential Mortgage Trust
Series 2019-4A, Class B1, 3.99%, 10/25/2059 ‡ (c) (l)	250,000	244,030
Series 2020-1, Class A3, 2.65%, 1/25/2060 (c) (l)	367,996	372,514
FHLMC Structured Agency Credit Risk Debt Notes Series 2018-HQA1, Class M2, 2.45%, 9/25/2030 (l)	198,856	195,604
FHLMC, REMIC
Series 4703, Class SA, IF, IO, 6.00%, 7/15/2047 (l)	348,717	74,733
Series 4937, Class MS, IF, IO, 5.90%, 12/25/2049 (l)	248,253	44,843
Series 4839, Class WS, IF, IO, 5.95%, 8/15/2056 (l)	193,932	49,411
FHLMC, STRIPS
Series 316, Class S7, IF, IO, 5.95%, 11/15/2043 (l)	348,036	61,115
Series 356, Class S5, IF, IO, 5.85%, 9/15/2047 (l)	398,405	81,939
FNMA, Connecticut Avenue Securities
Series 2017-C07, Class 2M2, 2.65%, 5/25/2030 (l)	123,170	121,925
Series 2018-C02, Class 2M2, 2.35%, 8/25/2030 (l)	197,286	190,848
Series 2018-C04, Class 2M2, 2.70%, 12/25/2030 (l)	184,517	181,231
FNMA, REMIC
Series 2012-75, Class DS, IF, IO, 5.80%, 7/25/2042 (l)	293,648	59,003

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2016-1, Class SJ, IF, IO, 6.00%, 2/25/2046 (l)	198,999	35,301
Series 2018-67, Class SN, IF, IO, 6.05%, 9/25/2048 (l)	502,680	99,087
Series 2018-73, Class SC, IF, IO, 6.05%, 10/25/2048 (l)	346,581	68,165
GNMA
Series 2017-67, Class ST, IF, IO, 6.04%, 5/20/2047 (l)	225,723	55,591
Series 2017-112, Class S, IF, IO, 6.04%, 7/20/2047 (l)	241,249	43,472
Series 2018-36, Class SG, IF, IO, 6.04%, 3/20/2048 (l)	111,624	23,624
Series 2019-22, Class SM, IF, IO, 5.89%, 2/20/2049 (l)	318,930	61,587
Series 2019-42, Class SJ, IF, IO, 5.89%, 4/20/2049 (l)	352,282	50,294
GSR Mortgage Loan Trust Series 2005-AR3, Class 1A1, 0.59%, 5/25/2035 (l)	39,037	36,529
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, 3.77%, 6/25/2048 (c) (l)	83,265	83,549
Series 2019-1, Class M1, 3.95%, 1/25/2059 ‡ (c) (l)	250,000	253,898
Impac CMB Trust
Series 2004-6, Class 1A2, 0.93%, 10/25/2034 (l)	34,935	34,562
Series 2004-7, Class 1A2, 1.07%, 11/25/2034 (l)	62,152	62,009
Series 2005-4, Class 1A1A, 0.69%, 5/25/2035 (l)	142,577	141,411
Series 2005-8, Class 1AM, 0.85%, 2/25/2036 (l)	109,912	105,658
Lehman Mortgage Trust Series 2005-3, Class 2A3, 5.50%, 1/25/2036	7,035	7,421
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 3.74%, 4/21/2034 (l)	13,668	13,706
Merrill Lynch Mortgage Investors Trust Series 2007-1, Class 4A3, 3.67%, 1/25/2037 (l)	7,535	7,253
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 4A, 3.64%, 7/25/2034 (l)	17,948	18,024
Series 2005-5AR, Class 1M1, 0.90%, 9/25/2035 ‡ (l)	22,180	22,147
New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A1, 3.67%, 1/25/2049 (c) (l)	63,933	65,102
Series 2019-NQM4, Class M1, 2.99%, 9/25/2059 ‡ (c) (l)	239,000	229,693
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates Series 2005-5, Class 1APT, 0.43%, 12/25/2035 (l)	41,345	38,569
RALI Trust Series 2006-QA3, Class A1, 0.35%, 4/25/2036 (l)	55,226	56,180
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019	489	489
Structured Adjustable Rate Mortgage Loan Trust
Series 2007-9, Class 1A1, 1.81%, 10/25/2037 (l)	282,631	263,978
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR3, Class A1, 3.61%, 3/25/2035 (l)	13,235	13,406
Series 2005-AR5, Class A6, 3.63%, 5/25/2035 (l)	19,917	20,065

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,880,083)		3,912,431

EQUITY-LINKED NOTES — 4.0%
Goldman Sachs International, ELN, 8.00%, 12/11/2020 (linked to Russell 2000 Index)(c)	1,205	1,821,265
UBS AG, ELN, 7%, 11/20/2020, (linked to Russell 2000 Index)(c)	1,195	1,801,298

TOTAL EQUITY-LINKED NOTES (Cost 3,644,229)		3,622,563

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.3%
Cayman Islands — 0.3%
GPMT Ltd. Series 2018-FL1, Class AS, 1.36%, 11/21/2035 ‡ (c) (l)	250,000	245,000

United States — 3.0%
BANK Series 2017-BNK7, Class D, 2.71%, 9/15/2060 ‡ (c)	100,000	77,719
Benchmark Mortgage Trust Series 2019-B11, Class D, 3.00%, 5/15/2052 ‡ (c)	100,000	81,493
BX Commercial Mortgage Trust Series 2020-VIV2, Class C, 3.66%, 3/9/2044 (c) (l)	106,000	101,374
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D, 5.04%, 9/10/2045 ‡ (c) (l)	100,000	82,877
Series 2016-P6, Class D, 3.25%, 12/10/2049 ‡ (c)	20,000	14,810

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2017-P7, Class D, 3.25%, 4/14/2050 ‡ (c)	23,000	18,352
Series 2017-P7, Class B, 4.14%, 4/14/2050 (l)	10,000	11,088
Commercial Mortgage Trust Series 2016-CR28, Class C, 4.79%, 2/10/2049 ‡ (l)	100,000	101,605
CSAIL Commercial Mortgage Trust Series 2019-C15, Class C, 5.15%, 3/15/2052 ‡ (l)	100,000	100,859
DBGS Mortgage Trust Series 2018-5BP, Class B, 0.98%, 6/15/2033 ‡ (c) (l)	100,000	98,289
FHLMC Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	160,000	23,673
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K734, Class X3, IO, 2.24%, 7/25/2026 (l)	120,000	12,433
Series Q012, Class X, IO, 4.24%, 9/25/2035 (l)	500,000	132,055
Series K716, Class X3, IO, 1.85%, 8/25/2042 (l)	105,785	1,461
Series K726, Class X3, IO, 2.21%, 7/25/2044 (l)	151,020	10,229
Series K729, Class X3, IO, 2.04%, 11/25/2044 (l)	1,211,852	86,365
Series K728, Class X3, IO, 2.02%, 11/25/2045 (l)	100,000	6,986
Series K071, Class X3, IO, 2.08%, 11/25/2045 (l)	700,000	84,649
Series K088, Class X3, IO, 2.42%, 2/25/2047 (l)	555,000	88,628
Series K108, Class X3, IO, 3.61%, 4/25/2048 (l)	400,000	102,194
FNMA ACES Series 2016-M4, Class X2, IO, 2.70%, 1/25/2039 (l)	151,158	10,219
FREMF Series 2018-KF46, Class B, 2.11%, 3/25/2028 (c) (l)	6,406	6,150
FREMF Mortgage Trust
Series 2015-KF09, Class B, 5.51%, 5/25/2022 (c) (l)	1,508	1,498
Series 2015-KF10, Class B, 6.25%, 7/25/2022 (c) (l)	3,121	3,104
Series 2017-KF31, Class B, 3.05%, 4/25/2024 (c) (l)	3,824	3,736
Series 2017-KF32, Class B, 2.71%, 5/25/2024 (c) (l)	37,429	35,567
Series 2018-KF45, Class B, 2.10%, 3/25/2025 (c) (l)	10,227	9,710
Series 2018-KF47, Class B, 2.16%, 5/25/2025 (c) (l)	63,499	60,386
Series 2018-KC02, Class B, 4.22%, 7/25/2025 (c) (l)	25,000	25,324
Series 2018-KF53, Class B, 2.21%, 10/25/2025 (l)	75,677	71,474
Series 2019-KC03, Class B, 4.51%, 1/25/2026 (c) (l)	25,000	25,820
Series 2019-KF62, Class B, 2.21%, 4/25/2026 (c) (l)	23,158	21,873
Series 2019-K736, Class C, 3.88%, 7/25/2026 (c) (l)	25,000	26,156
Series 2018-KF43, Class B, 2.31%, 1/25/2028 (c) (l)	44,711	41,967
Series 2018-KF50, Class B, 2.05%, 7/25/2028 (c) (l)	7,276	6,915
Series 2018-K82, Class B, 4.27%, 9/25/2028 (c) (l)	50,000	57,069
Series 2019-KF63, Class B, 2.51%, 5/25/2029 (c) (l)	19,883	18,659
Series 2012-K19, Class C, 4.16%, 5/25/2045 (c) (l)	10,000	10,331
Series 2017-K67, Class C, 4.08%, 9/25/2049 (c) (l)	5,000	5,337
Series 2017-K65, Class B, 4.21%, 7/25/2050 (c) (l)	75,000	84,182
Series 2019-K87, Class C, 4.47%, 1/25/2051 (c) (l)	100,000	109,219
Series 2018-K75, Class B, 4.11%, 4/25/2051 (c) (l)	10,000	11,289
Series 2019-K103, Class C, 3.57%, 12/25/2051 (c) (l)	25,000	25,177
Series 2020-K737, Class B, 3.41%, 1/25/2053 (c) (l)	100,000	108,643
Series 2020-K737, Class C, 3.41%, 1/25/2053 (c) (l)	145,000	148,243
GNMA
Series 2012-44, IO, 0.22%, 3/16/2049 (l)	171,661	877
Series 2014-186, IO, 0.70%, 8/16/2054 (l)	249,521	8,748
Series 2013-178, IO, 0.44%, 6/16/2055 (l)	54,001	1,072
Series 2016-71, Class QI, IO, 0.95%, 11/16/2057 (l)	249,995	14,592
Series 2017-86, IO, 0.78%, 5/16/2059 (l)	114,365	6,269
Series 2017-148, IO, 0.64%, 7/16/2059 (l)	105,802	5,068
Series 2020-28, IO, 0.86%, 11/16/2061 (l)	148,190	11,002
Series 2020-14, IO, 0.76%, 2/16/2062 (l)	957,386	68,235
Series 2020-23, IO, 0.77%, 4/16/2062 (l)	228,819	18,168
Jackson Park Trust
Series 2019-LIC, Class E, 3.24%, 10/14/2039 ‡ (c) (l)	100,000	94,363
Series 2019-LIC, Class F, 3.24%, 10/14/2039 ‡ (c) (l)	100,000	86,806
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class E, 4.37%, 1/15/2049 (c) (l)	100,000	69,796
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (l)	34,434	19,938
Morgan Stanley Capital I Trust Series 2018-MP, Class D, 4.42%, 7/11/2040 ‡ (c) (l)	10,000	8,295
Series 2020-HR8, Class XA, IO, 1.97%, 7/15/2053(l)	999,653	149,306

		2,727,722

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,073,117)		2,972,722

ASSET-BACKED SECURITIES — 2.3%
United States — 2.3%
ABFC Trust Series 2003-OPT1, Class M1, 1.18%, 2/25/2033 ‡ (l)	141,559	140,746
ACE Securities Corp. Home Equity Loan Trust Series 2003-HE1, Class M1, 1.12%, 11/25/2033 (l)	83,302	82,843
American Credit Acceptance Receivables Trust Series 2019-1, Class E, 4.84%, 4/14/2025 (c)	100,000	104,135
AmeriCredit Automobile Receivables Trust Series 2019-1, Class D, 3.62%, 3/18/2025	15,000	15,646
AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1997-1, Class A7, 7.61%, 3/25/2027 ‡	4,877	4,875
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6, Class M2, 2.62%, 11/25/2033 ‡ (l)	59,526	59,508
Bear Stearns Asset-Backed Securities Trust Series 2004-HE5, Class M2, 2.02%, 7/25/2034 ‡ (l)	11,854	11,847
Conn’s Receivables Funding LLC
Series 2018-A, Class C, 6.02%, 1/15/2023 ‡ (c)	7,197	7,177
Series 2019-A, Class B, 4.36%, 10/16/2023 ‡ (c)	59,818	59,827
Countrywide Asset-Backed Certificates
Series 2004-2, Class M1, 0.90%, 5/25/2034 ‡ (l)	11,540	11,481
Series 2006-19, Class 2A2, 0.31%, 3/25/2037 ‡ (l)	54,939	54,206
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M5, 2.47%, 5/25/2034 (l)	26,312	26,251
Series 2004-5, Class M3, 1.87%, 7/25/2034 ‡ (l)	55,067	54,741
Drive Auto Receivables Trust Series 2019-3, Class D, 3.18%, 10/15/2026	50,000	51,658
Exeter Automobile Receivables Trust
Series 2018-3A, Class E, 5.43%, 8/15/2024 (c)	10,000	10,676
Series 2018-2A, Class E, 5.33%, 5/15/2025 (c)	120,000	123,644
Series 2018-4A, Class E, 5.38%, 7/15/2025 (c)	10,000	10,356
FREED ABS Trust Series 2019-1, Class A, 3.42%, 6/18/2026 (c)	1,758	1,759
Fremont Home Loan Trust Series 2003-A, Class M1, 1.12%, 8/25/2033 ‡ (l)	60,792	59,937
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class A, 2.47%, 11/15/2023 (c)	16,364	16,562
Series 2019-4A, Class C, 3.06%, 8/15/2025 (c)	40,000	40,976
GSAMP Trust Series 2003-SEA, Class A1, 0.55%, 2/25/2033 ‡ (l)	121,215	119,775
Long Beach Mortgage Loan Trust Series 2004-6, Class A3, 1.45%, 11/25/2034 ‡ (l)	50,733	50,782
MASTR Asset-Backed Securities Trust Series 2004-OPT2, Class M1, 1.05%, 9/25/2034 ‡ (l)	15,679	15,432
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-SD1, Class M1, 2.40%, 3/25/2033 ‡ (l)	145,303	140,212
Series 2003-NC10, Class M1, 1.17%, 10/25/2033 ‡ (l)	19,564	19,453
Series 2004-HE3, Class M1, 1.00%, 3/25/2034 ‡ (l)	54,086	53,167
Series 2004-NC7, Class M2, 1.08%, 7/25/2034 ‡ (l)	15,494	15,063
Prestige Auto Receivables Trust Series 2018-1A, Class D, 4.14%, 10/15/2024 (c)	10,000	10,301
RAMP Trust
Series 2005-RS6, Class M4, 1.12%, 6/25/2035 ‡ (l)	250,000	248,335
Series 2006-RZ3, Class M1, 0.50%, 8/25/2036 ‡ (l)	200,000	193,305
Securitized Asset-Backed Receivables LLC Trust Series 2004-OP2, Class M3, 2.17%, 8/25/2034 ‡ (l)	87,452	86,981
Structured Asset Investment Loan Trust Series 2003-BC11, Class M1, 1.12%, 10/25/2033 ‡ (l)	8,712	8,690
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC6, Class A4, 0.32%, 1/25/2037 (l)	68,106	67,026
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2006-3, Class A2, 0.30%, 1/25/2037 ‡ (l)	6,989	6,987
Westlake Automobile Receivables Trust Series 2019-1A, Class E, 4.49%, 7/15/2024 (c)	50,000	51,987

TOTAL ASSET-BACKED SECURITIES (Cost $1,990,799)		2,036,347

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Notes 2.50%, 1/31/2021(m)(Cost $558,023)	555,000	559,292

	Shares
PREFERRED STOCKS — 0.6%
United States — 0.6%
Allstate Corp. (The), Series H, 5.10%, 10/15/2024 ($25 par value) (n)	300	8,034
Bank of America Corp.,
Series GG, 6.00%, 5/16/2023 ($25 par value) (n)	725	19,800
Series HH, 5.88%, 7/24/2023 ($25 par value) (n)	700	19,124
Series KK, 5.38%, 6/25/2024 ($25 par value) (n)	300	8,061
Series LL, 5.00%, 9/17/2024 ($25 par value) (n)	1,275	33,456
Energy Transfer Operating LP, Series E, (ICE LIBOR USD 3 Month + 5.16%), 7.60%, 5/15/2024 ($25 par value) (b) (n)	1,625	28,291
MetLife, Inc., Series F, 4.75%, 3/15/2025 ($25 par value) (n)	625	16,262
Morgan Stanley, Series K, (ICE LIBOR USD 3 Month + 3.49%), 5.85%, 4/15/2027 ($25 par value) (b) (n)	2,482	67,908
MYT Holding Co. *‡	8,455	8,117
NextEra Energy Capital Holdings, Inc., Series N, 5.65%, 3/1/2079 ($25 par value)	625	17,144
Northern Trust Corp., Series E, 4.70%, 1/1/2025 ($25 par value) (n)	425	11,479
Public Storage, Series L, , REIT4.63%, 6/17/2025 ($25 par value) (n)	525	14,133
Regions Financial Corp., Series C, (ICE LIBOR USD 3 Month + 3.15%), 5.70%, 5/15/2029 ($25 par value) (b) (n)	300	8,127
SCE Trust II, 5.10%, 5/5/2020 ($25 par value) (n)	508	13,030
SCE Trust VI, 5.00%, 6/26/2022 ($25 par value) (n)	1,975	45,247
Sempra Energy, 5.75%, 7/1/2079 ($25 par value)	100	2,671
Southern Co. (The), Series 2020, 4.95%, 1/30/2080 ($25 par value)	1,000	26,360
State Street Corp., Series G, (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 3/15/2026 ($25 par value) (b) (n)	375	10,399
Truist Financial Corp., Series R, 4.75%, 9/1/2025 ($25 par value) (n)	800	20,760
US Bancorp, Series K, 5.50%, 10/15/2023 ($25 par value) (n)	925	24,975
Wells Fargo & Co.,
Series Y, 5.63%, 6/15/2022 ($25 par value) (n)	1,225	32,205
Series Z, 4.75%, 3/15/2025 ($25 par value) (n)	4,675	117,530

TOTAL PREFERRED STOCKS (Cost $546,719)		553,113

	Principal Amount ($)
LOAN ASSIGNMENTS — 0.6%(o)
United States — 0.6%
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/6/2024 (b)	8,006	7,621
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 1.97%, 6/1/2024 (b)	21,558	21,023
Centurylink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.40%, 3/15/2027 (b)	7,748	7,431
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024 (b)	24,798	24,782
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/6/2024 (b)	20,177	19,853
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.50%), 3.25%, 10/4/2023 (b)	48,745	43,331
JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.15%, 5/1/2026 (b)	33,096	32,153
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 6/7/2023 (b)	98,000	96,320
Navistar, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.66%, 11/6/2024 (b)	41,133	40,722
Nexstar Broadcasting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.91%, 9/18/2026 (b)	48,031	46,911
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 4/29/2026 (b)	43,187	42,377
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.15%, 6/2/2025 (b)	83,324	81,571
WMG Acquisition Corp., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.13%), 2.27%, 11/1/2023 (b)	30,921	30,341

TOTAL LOAN ASSIGNMENTS (Cost $506,472)		494,436

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES — 0.5%
United States — 0.5%
FNMA UMBS, 30 Year
Pool # MA4047, 2.00%, 6/1/2050	255,290	264,469
Pool # MA4100, 2.00%, 8/1/2050	54,618	56,472
Pool # MA4119, 2.00%, 9/1/2050	19,947	20,625
Pool # MA4159, 2.50%, 10/1/2050	60,000	62,979
GNMA II, 30 Year Pool # MA6865, 2.50%, 9/20/2050	60,000	63,059

TOTAL MORTGAGE-BACKED SECURITIES (Cost $462,967)		467,604

	No. of Warrants
WARRANTS — 0.0%(e)
United States — 0.0%(e)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD * ‡ (Cost $19,404)	1,084	8,130

	Principal Amount ($)
CONVERTIBLE BONDS — 0.0%(e)
United States — 0.0%(e)
Liberty Interactive LLC
4.00%, 11/15/2029	3,000	2,220
3.75%, 2/15/2030	2,000	1,480
Whiting Petroleum Corp. 1.25%, 4/1/2021‡	12,000	—

TOTAL CONVERTIBLE BONDS (Cost $15,092)		3,700

	No. of Rights
RIGHTS — 0.0%
Thailand — 0.0%
SCGP Solutions Co. Ltd., expiring 12/31/2020* (Cost $—)	690	—

	Shares
SHORT-TERM INVESTMENTS — 7.5%
INVESTMENT COMPANIES — 6.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.16% (k) (p)	4,989,290	4,992,783
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (k) (p)	503,776	504,128

TOTAL INVESTMENT COMPANIES (Cost $5,494,885)		5,496,911

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (k) (p)	499,850	499,950
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (k) (p)	748,379	748,379

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $1,248,379)		1,248,329

TOTAL SHORT-TERM INVESTMENTS (Cost $6,743,264)		6,745,240

Total Investments — 100.5% (Cost $89,412,712)		90,130,577
Liabilities in Excess of Other Assets — (0.5)%		(435,645)

Net Assets — 100.0%		89,694,932

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Summary of Investments by Industry, September 30, 2020

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

PORTFOLIO COMPOSITION BY INDUSTRY	PERCENTAGE
Equity Real Estate Investment Trusts (REITs)	6.1%
Banks	5.5
U.S. Equity	4.6
Collateralized Mortgage Obligations	4.3
Oil, Gas & Consumable Fuels	4.0
Convertible Bonds	4.0
Diversified Telecommunication Services	3.9
Commercial Mortgage-Backed Securities	3.3
Fixed Income	3.3
Electric Utilities	3.2
Pharmaceuticals	3.1
Media	3.0
Capital Markets	2.9
Health Care Providers & Services	2.6
Hotels, Restaurants & Leisure	2.5
Asset-Backed Securities	2.3
Insurance	2.2
Semiconductors & Semiconductor Equipment	2.0
Food Products	1.5
Wireless Telecommunication Services	1.5
Metals & Mining	1.3
Beverages	1.2
Technology Hardware, Storage & Peripherals	1.2
Consumer Finance	1.2
Chemicals	1.1
Auto Components	1.0
Others (each less than 1.0%)	19.7
Short-Term Investments	7.5

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations
ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
CVA	Dutch Certification
ELN	Equity-Linked Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of September 30, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(a)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2020.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2020.
(h)	Defaulted security.
(i)	The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 is $1,201,308.
(j)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2020.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(n)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of September 30, 2020.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	35	12/2020	EUR	1,305,758	(52,044)
Foreign Exchange EUR/USD	6	12/2020	USD	880,500	(7,010)
U.S. Treasury 10 Year Note	86	12/2020	USD	11,997,000	30,311

					(28,743)

Short Contracts
Foreign Exchange GBP/USD	(16)	12/2020	USD	(1,290,800)	10,970

					(17,773)

Abbreviations

EUR	Euro
GBP	British Pound
USD	United States Dollar

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at September 30, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities
United States	$—	$613,820		$1,422,527		$2,036,347
Collateralized Mortgage Obligations
United States	—	3,162,663		749,768		3,912,431
Commercial Mortgage-Backed Securities
Cayman Islands	—	—		245,000		245,000
United States	—	1,942,316		785,406		2,727,722

Total Commercial Mortgage-Backed Securities	—	1,942,316		1,030,406		2,972,722

Common Stocks
Australia	—	744,965		—		744,965
Austria	—	18,454		—		18,454
Belgium	—	164,348		—		164,348
Brazil	127,698	—		—		127,698
Canada	705,218	—		—		705,218
Chile	13,680	—		—		13,680
China	—	1,474,544		—		1,474,544
Czech Republic	—	18,395		—		18,395
Denmark	—	173,045		—		173,045
Finland	—	136,083		—		136,083
France	—	833,711		—		833,711
Germany	2,508	808,960		—		811,468
Hong Kong	—	444,617		—		444,617
India	370,370	—		—		370,370
Indonesia	107,364	76,851		—		184,215
Ireland	—	21,626		—		21,626
Italy	—	317,658		—		317,658
Japan	—	1,278,144		—		1,278,144
Macau	—	68,221		—		68,221
Mexico	250,905	—		—		250,905
Netherlands	—	224,607		—		224,607
New Zealand	—	33,559		—		33,559
Norway	—	67,388		—		67,388
Peru	18,651	—		—		18,651
Portugal	—	37,984		—		37,984
Russia	—	457,578		—		457,578
Saudi Arabia	—	92,965		—		92,965
Singapore	—	173,552		—		173,552
South Africa	21,286	130,920		—		152,206
South Korea	28,944	472,687		—		501,631
Spain	9,985	737,492		—		747,477
Sweden	8,673	233,503		—		242,176
Switzerland	—	939,123		—		939,123
Taiwan	674,664	538,246		—		1,212,910
Thailand	—	49,907		—		49,907
United Kingdom	71,657	1,508,985		—		1,580,642
United States	10,738,049	—		—		10,738,049

Total Common Stocks	13,149,652	12,278,118		—		25,427,770

Convertible Bonds
United States	—	3,700		—	(a)	3,700
Corporate Bonds	—	36,218,647		—		36,218,647
Equity-Linked Notes	—	3,622,563		—		3,622,563
Investment Companies	7,108,582	—		—		7,108,582
Loan Assignments	—	494,436		—		494,436
Mortgage-Backed Securities	—	467,604		—		467,604
Preferred Stocks
United States	544,996	—		8,117		553,113
Rights	—	—	(a)	—		—	(a)
U.S. Treasury Obligations	—	559,292		—		559,292
Warrants	—	—		8,130		8,130
Short-Term Investments
Investment Companies	5,496,911	—		—		5,496,911
Investment of cash collateral from securities loaned	1,248,329	—		—		1,248,329

Total Short-Term Investments	6,745,240	—		—		6,745,240

Total Investments in Securities	$27,548,470	$59,363,159		$3,218,948		$90,130,577

Appreciation in Other Financial Instruments
Futures Contracts	$41,281	$—		$—		$41,281

Depreciation in Other Financial Instruments
Futures Contracts	$(59,054)	$—		$—		$(59,054)

(a)	Value is zero.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2019		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2020
Investments in Securities
Asset-Backed Securities — United States	$1,851,992		$(2,464)	$(16,905)	$2,241	$—	$(412,337)	$—	$—	$1,422,527
Collateralized Mortgage Obligations — United States	978,427		—	(10,134)	1	—	(67,111)	—	(151,415)	749,768
Commercial Mortgage-Backed Securities — Cayman Islands	249,361		—	(4,361)	—	—	—	—	—	245,000
Commercial Mortgage-Backed Securities — United States	1,150,350		(63,859)	(75,236)	460	182,734	(412,227)	109,434	(106,250)	785,406
Convertible Bonds — United States	—		—	(11,640)	—	11,640	—	—	—	—
Corporate Bonds — United States	—	(a)	1,573	—	—	—	(1,573)	—	—	—
Preferred Stocks — United States	—		—	—	—	8,117	—	—	—	8,117
Warrants — United States	16,802		—	(8,672)	—	—	—	—	—	8,130

Total	$4,246,932		$(64,750)	$(126,948)	$2,702	$202,491	$(893,248)	$109,434	$(257,665)	$3,218,948

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2020, which were valued using significant unobservable inputs (level 3), amounted to $(106,793).

There were no significant transfers into or out of level 3 for the period ended September 30, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at September 30, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,422,527	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (6.22%)
			Constant Default Rate	0.00% - 5.80% (3.37%)
			Yield(Discount Rate of Cash Flows)	0.47% - 8.23% (2.30%)

Asset-Backed Securities	1,422,527
	785,406	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.68% - 199.00% (10.91%)

Commercial Mortgage-Backed Securities	785,406

	749,768	Discounted Cash Flow	Constant Prepayment Rate	10.54% - 25.00% (21.35%)
			Constant Default Rate	0.00% - 1.43% (0.21%)
			Yield (Discount Rate of Cash Flows)	1.53% - 4.38% (3.92%)

Collateralized Mortgage Obligations	749,768

Total	$2,957,701

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At September 30, 2020, the value of these investments was $261,247. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates —   The Portfolio invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended September 30, 2020
Security Description	Value at December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares(a)	$2,555,439	$1,145,552	$1,494,858	$(282,490)	$(113,205)	$1,810,438	233,907	$73,082	$—
JPMorgan Equity Income Fund Class R6 Shares(a)	5,484,864	1,122,260	1,802,748	(223,417)	(428,202)	4,152,757	236,490	85,442	—
JPMorgan Floating Rate Income Fund Class R6 Shares(a)	918,000	29,601	—	—	(50,772)	896,829	104,404	29,602	—
JPMorgan Managed Income Fund Class L Shares(a)	2,477,922	6,785	2,238,412	11,247	(8,984)	248,558	24,732	6,910	—
JPMorgan Prime Money Market Fund Class IM Shares, 0.23%(a)(b)	331,348	2,735,074	2,562,190	(136)	32	504,128	503,776	2,323	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.16%(a)(b)	2,270,181	29,303,528	26,583,213	324	1,963	4,992,783	4,989,290	18,066	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29%(a)(b)	—	500,000	—	—	(50)	499,950	499,850	379	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06%(a)(b)	286,003	10,696,307	10,233,931	—	—	748,379	748,379	2,205	—

Total	$14,323,757	$45,539,107	$44,915,352	$(494,472)	$(599,218)	$13,853,822		$218,009	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.